PAGE 1
                            SECURITIES AND EXCHANGE COMMISSION

                                  Washington, D.C.  20549

                                         Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____

Post-Effective Amendment No.   28   (File No. 2-66868)          X

                                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No.   29   (No. 811-3003)                             X


IDS TAX-FREE MONEY FUND, INC.
IDS Tower 10, Minneapolis, MN  55440-0534

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
     immediately upon filing pursuant to paragraph (b) x on Feb. 29, 1996 pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a)(i) of rule 485
     75 days after filing pursuant to paragraph (a)(ii) on (date) pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section 24-f of the Investment Company Act of 1940. Registrants' Rule 24f-2 Notice for its most recent fiscal year was filed on or about Feb. 15, 1996.

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Cross reference sheet showing the location in its prospectus and the Statement of Additional Information of the information called for by the items enumerated in Parts A and B of Form N-1A.

Negative answers omitted from prospectus are so indicated.

          PART A                                                     PART B
                  Section                                                    Section in
  Item No.        in Prospectus                               Item No.       Statement of Additional Information
     1            Cover page of prospectus                      10           Cover page of SAI

     2(a)         Sales charge and Fund expenses                11           Table of Contents
      (b)         The Fund in brief
      (c)         The Fund in brief                             12           NA

     3(a)         Financial highlights                          13(a)        Additional Investment Policies; all
      (b)         NA                                                           appendices except Dollar-Cost Averaging
      (c)         Performance                                     (b)        Additional Investment Policies
      (d)         Financial highlights                            (c)        Additional Investment Policies
                                                                  (d)        Portfolio Transactions
     4(a)         The Fund in brief; Investment policies and
                    risks; How the Fund is organized            14(a)        Directors and officers of the Fund;**
      (b)         Investment policies and risks                                Directors and officers
      (c)         Investment policies and risks                   (b)        Directors and Officers
                                                                  (c)        Directors and Officers
     5(a)         Directors and officers; Directors and
                    officers of the Fund (listing)              15(a)        NA
      (b)(i)      Investment manager and transfer agent;          (b)        NA
                  About American Express Financial                (c)        Directors and Officers
                    Corporation -- General Information
      (b)(ii)     Investment manager and transfer agent         16(a)(i)     How the Fund is organized; About American
      (b)(iii)    Investment manager and transfer agent                        Express Financial Corporation**
      (c)         Portfolio manager                               (a)(ii)    Agreements: Investment Management Services
      (d)         Investment manager and transfer agent                         Agreement, Plan and Supplemental
      (e)         Investment manager and transfer agent                         Agreement of Distribution
      (f)         Distributor                                     (a)(iii)   Agreements: Investment Management Services Agreement
      (g)         Investment manager and transfer agent;          (b)        Agreements: Investment Management Services Agreement
                    About American Express Financial              (c)        NA
                    Corporation -- General Information            (d)        Agreements: Administrative Services
                                                                               Agreement, Shareholder Service Agreement
    5A(a)         *                                               (e)        NA
      (b)         *                                               (f)        Agreements: Distribution Agreement
                                                                  (g)        NA
     6(a)         Shares; Voting rights                           (h)        Custodian; Independent Auditors
      (b)         NA                                              (i)        Agreements:  Transfer Agency Agreement; Custodian
      (c)         NA
      (d)         Voting rights                                 17(a)        Portfolio Transactions
      (e)         Cover page; Special shareholder services        (b)        Brokerage Commissions Paid to Brokers Affiliated
      (f)         Dividends and capital gains distributions;                   with American Express Financial Corporation
                    Reinvestments                                 (c)        Portfolio Transactions
      (g)         Taxes                                           (d)        Portfolio Transactions
      (h)         Alternative sales arrangements                  (e)        Portfolio Transactions

     7(a)         Distributor                                   18(a)        Shares; Voting rights**
      (b)         Valuing Fund shares                             (b)        NA
      (c)         How to purchase, exchange or redeem shares
      (d)         How to purchase shares                        19(a)        Investing in the Fund
      (e)         NA                                              (b)        Valuing Fund Shares; Investing in the Fund
      (f)         Distributor                                     (c)        NA

     8(a)         How to redeem shares                          20           Taxes
      (b)         NA
      (c)         How to purchase shares:  Three ways to invest 21(a)        Agreements: Distribution Agreement
      (d)         How to purchase, exchange or redeem shares:     (b)        Agreements: Distribution Agreement
                    Redemption policies -- "Important..."         (c)        NA

     9            None                                          22(a)        Performance Information (for money market
                                                                               funds only)
                                                                  (b)       Performance Information (for all funds except
                                                                               money market funds)

                                                                23          Financial Statements

 *Designates information is located in annual report.
**Designates location in prospectus.
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IDS Tax-Free Money Fund

Prospectus
Feb. 26, 1996


The goal of IDS Tax-Free Money Fund, Inc. is to provide as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal. The Fund invests primarily in short-term bonds and notes issued by or on behalf of state or local governmental units.

An investment in the Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share.


This prospectus contains facts that can help you decide if the Fund is the right investment for you. Read it before you invest and keep it for future reference.

Additional facts about the Fund are in a Statement of Additional
Information (SAI), filed with the Securities and Exchange
Commission. The SAI, dated Feb. 26, 1996, is incorporated here by reference. For a free copy, contact American Express Shareholder
Service.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUND INVOLVE INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

American Express Shareholder Service
P.O. Box 534
Minneapolis, MN
55440-0534
612-671-3733
TTY:  800-846-4852

The Fund in brief
       Goal
       Types of Fund investments and their risks
       Manager and distributor
       Portfolio manager

Sales charge and Fund expenses

Performance
       Financial highlights
       Yield

Investment policies and risks
       Facts about investments and their risks
       Alternative investment option
       Valuing Fund shares

How to purchase, exchange or redeem shares
       How to purchase shares
       How to exchange shares
       How to redeem shares

Special shareholder services
       Services
       Quick telephone reference

Distributions and taxes
       Dividend and capital gain distributions
       Reinvestments
       Taxes
       How to determine the correct TIN

How the Fund is organized
       Shares
       Voting rights
       Shareholder meetings
       Board members and officers
       Investment manager and transfer agent
       Distributor

About American Express Financial Corporation
       General information

Appendix
       Tax-exempt vs. taxable income

PAGE 5
The Fund in brief

Goal

IDS Tax-Free Money Fund (the Fund) seeks to provide shareholders with as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal. Because any investment involves risk, achieving this goal cannot be guaranteed. Only shareholders can change the goal.

Types of Fund investments and their risks

The Fund is a diversified mutual fund that invests at least 80% of its net assets in short-term debt obligations whose interest is exempt from federal income tax. The Fund invests only in high-quality debt securities such as municipal bonds and notes that the portfolio manager believes present minimal credit risk.

Manager and distributor

The Fund is managed by American Express Financial Corporation
(AEFC), a provider of financial services since 1894. AEFC currently manages more than $48 billion in assets for the IDS MUTUAL FUND GROUP. Shares of the Fund are sold through American Express Financial Advisors Inc., a wholly owned subsidiary of AEFC.

Portfolio manager

Terry Fettig joined AEFC in 1986 and serves as portfolio manager. He has managed this Fund since April 1993. From 1986 to 1992 he was a fixed income securities analyst and from 1992 to 1993 he was an associate portfolio manager. He also serves as portfolio manager of IDS Cash Management Fund and IDS Life Moneyshare Fund.

Sales charge and Fund expenses

When you buy shares, you pay no sales charge. Fund operating expenses are paid out of Fund assets. Operating expenses are reflected in the Fund's daily share price and dividends, and are not charged directly to shareholder accounts.

Shareholder transaction expenses
Maximum sales charge on purchases
(as a percent of offering price).................0%

Annual Fund operating expenses
(% of average daily net assets):
Management fee................................... 0.31%
12b-1 fee........................................ 0.00%
Other expenses*.................................. 0.27%
Total............................................ 0.58%

*Other expenses include an administrative services fee and a transfer agency fee.
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Example: Suppose for each year for the next ten years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:

1 year       3 years      5 years   10 years
  $6           $19          $32        $73

This example does not represent actual expenses, past or future.
Actual expenses may be higher or lower than those shown.

Performance

Financial highlights

IDS Tax-Free Money Fund, Inc.

                           Year ended Dec. 31,
                           Per share income and capital changes*
                            1995    1994     1993     1992    1991     1990     1989    1988     1987     1986

Net asset value,           $1.00   $1.00    $1.00    $1.00    $1.00   $1.00    $1.00   $1.00    $1.00    $1.00
beginning of year
                           Income from investment operations:

Net investment income        .03     .02      .02      .02      .04     .05      .05     .04      .04      .04

                           Less distributions:

Dividends from net          (.03)    (.02)   (.02)    (.02)    (.04)   (.05)    (.05)   (.04)    (.04)    (.04)
investment income

Net asset value,           $1.00   $1.00    $1.00    $1.00    $1.00   $1.00    $1.00   $1.00    $1.00    $1.00
end of year
                           Ratios/supplemental data
                            1995    1994     1993     1992    1991     1990     1989    1988     1987     1986

Net assets, end of year     $146    $133     $116     $137    $144     $153     $117    $131     $116     $107
(in millions)

Ratio of expenses to        .58%    .68%     .68%     .63%    .70%     .71%     .67%    .65%     .69%     .69%
average daily net assets

Ratio of net income to     3.19%   2.11%    1.63%    2.25%   3.78%    5.24%    5.47%   4.54%    3.80%    3.97%
average daily net assets

Total return                3.2%    2.1%     1.6%     2.2%    3.8%     5.2%     5.6%    4.6%     3.9%     4.0%

                            *For a share outstanding throughout the year. Rounded to the nearest cent.


The information in this table has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

PAGE 7
Yield

The Fund's annualized simple yield for the seven days ended Dec.
31, 1995, was 3.44% and its annualized compound yield was 3.5%.
The Fund calculates annualized simple and compound yields based on a seven-day period.

Past yields should not be considered an indicator of future yields.

Investment policies and risks

Under normal market conditions, the Fund will invest at least 80% of its net assets in short-term debt securities whose interest, in the opinion of bond counsel to the issuer, is wholly exempt from federal income tax. The Fund does not intend to purchase bonds or notes the interest from which is subject to the alternative minimum tax. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 13 months.

The various types of investments the portfolio manager uses to achieve investment performance are described in more detail in the next section and in the SAI.

Facts about investments and their risks

Short-term debt securities: The Fund invests only in short-term debt securities the portfolio manager believes present minimal credit risk. These securities must be rated in one of the two highest categories by national rating services.

Short-term debt securities include variable rate instruments and floating rate instruments, which provide for the periodic adjustment of interest rates so that the market value approximates the face amount. Under normal market conditions the Fund will not invest more than 65% of its net assets in variable rate instruments or floating rate instruments. Short-term debt securities also include securities subject to puts to shorten maturities, securities with a series of maturity dates, securities placed in escrow to refund other issues when they become refundable and municipal lease obligations. The Fund does not intend to invest more than 10% of its net assets in municipal lease obligations. Risks to investors in municipal lease obligations are the likelihood that a municipality may discontinue funding of the leased property and the general credit quality of the issuing municipality.

The Fund may invest up to 25% of its net assets in each of the following: securities whose issuers are located in the same state; securities paid from revenues of similar types of enterprises; and industrial revenue bonds. In such circumstances, economic, business, political or other changes affecting one bond also may affect other bonds. This could increase market risk.

PAGE 8
Securities that are illiquid: A security is illiquid if it cannot be sold quickly in the normal course of business. No more than 10% of the Fund's net assets will be held in illiquid securities.

Money market instruments: If suitable tax-exempt securities are not available, the Fund may invest up to 20% of its net assets in certain taxable investments. They include short-term government securities, bank obligations, commercial paper and repurchase agreements. The interest earned on these investments is not exempt from federal income taxes. There also may be occasions when, as a result of maturities of portfolio securities, heavy sales of Fund shares or anticipated redemption requests, the Fund may hold cash that is not invested.

The investment policies described above, except for the policies concerning the type and amount of tax-free investments to be held by the Fund, may be changed by the board.

Lending portfolio securities: The Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of the Fund's net assets.

Alternative investment option

In the future, the board of the Fund may determine for operating efficiencies to use a master/feeder structure. Under that structure, the Fund's assets would be invested in another investment company with the same goal as the Fund, rather than invested directly in a portfolio of securities.

Valuing Fund shares

The NAV is the value of a single Fund share. The NAV is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open).

The portfolio securities are valued at amortized cost, which approximates market value, as explained in the SAI. Although the Fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

How to purchase, exchange or redeem shares

How to purchase shares

If you're investing in this Fund for the first time, you'll need to set up an account. Your financial advisor will help you fill out and submit an application. Your application will be accepted only when federal funds (funds of the Federal Reserve System) are PAGE 9 available to the Fund, normally within three days of receipt of your application. Once your account is set up, you can choose among several convenient ways to invest.

Important: When opening an account, you must provide AEFC with your correct Taxpayer Identification Number (Social Security or
Employer Identification number).  See "Distributions and taxes."

When you purchase shares for a new or existing account, the price you pay per share is determined at the close of business on the day your investment is received and accepted at the Minneapolis headquarters.

Combining investments: The Fund shares are offered without a sales charge. Unless they were exchanged from a fund subject to a sales charge, the shares are not included for purposes of determining reduced charges for purchases of shares of other funds. For more information about reduced sales charges, see the prospectuses of other publicly offered funds in the IDS MUTUAL FUND GROUP.

Purchase policies:

o Investments must be received and accepted in the Minneapolis headquarters on a business day before 3 p.m. Central time to be included in your account that day and to receive that day's share price. Otherwise your purchase will be processed the next business day and you will pay the next day's share price.

o The minimums allowed for investment may change from time to time.


o Wire orders can be accepted only on days when your bank, AEFC, the Fund and Norwest Bank Minneapolis are open for business.

o Wire purchases are completed when wired payment is received and the Fund accepts the purchase.

o AEFC and the Fund are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.

o      You must pay any fee the bank charges for wiring.

o The Fund reserves the right to reject any application for any reason.

                                   Three ways to invest
1
By regular account  Send your check and application         Minimum amounts
                    (or your name and account number        Initial investment: $2,000
                    if you have an established account)     Additional
                    to:                                      investments:     $  100/mo.
                    American Express Financial Advisors Inc.Account balances:   $1,000*
                    P.O. Box 74
                    Minneapolis, MN  55440-0074

PAGE 10
                    Your financial advisor will help you
                    with this process.

2
By scheduled        Contact your financial advisor          Minimum amounts
investment plan     to set up one of the following          Initial investment:  $2,000
                    scheduled plans:                        Additional
                                                            investments:         $100/mo.
                    o  automatic payroll deduction          Account balances:    $1,000

                    o  bank authorization

                    o  direct deposit of
                       Social Security check

                    o  other plan approved by the Fund

3
By wire             If you have an established account,     If this information is not
                    you may wire money to:                  included, the order may be
                                                            rejected and all money
                    Norwest Bank Minneapolis                received by the Fund, less
                    Routing No. 091000019                   any costs the Fund or AEFC
                    Minneapolis, MN                         incurs, will be returned
                    Attn:  Domestic Wire Dept.              promptly.

                    Give these instructions:                Minimum amounts:
                    Credit IDS Account #00-30-015           Each wire investment: $1,000
                    for personal account # (your
                    account number) for (your name).

*If your account balance falls below $1,000, you will be asked in writing to bring it up to $1,000 or establish a scheduled investment plan.  If you don't do so within 30 days, your shares can be redeemed and the proceeds mailed to you.

How to exchange shares

You can exchange your shares of this Fund for Class A shares of any other publicly offered fund in the IDS MUTUAL FUND GROUP available in your state. If your initial investment was in this Fund, you can exchange shares of this Fund for Class B shares of another fund. For complete information, including fees and expenses, read the prospectus carefully before exchanging into a new fund.

If your initial investment was in this Fund, and you exchange into a non-money market fund, you will pay an initial sales charge if you exchange into Class A and be subject to a contingent deferred sales charge if you exchange into Class B. If your initial investment was in Class A shares of a non-money market fund and you exchange shares into this Fund, you may exchange that amount, including dividends earned on that amount, without paying a sales charge.

If your exchange request arrives at the Minneapolis headquarters before the close of business, your shares will be redeemed at the net asset value set for that day. The proceeds will be used to purchase new fund shares the same day. Otherwise, your exchange will take place the next business day at that day's net asset value.

For tax purposes, an exchange represents a redemption and purchase and may result in a gain or loss. However, you cannot create a tax loss (or reduce a taxable gain) by exchanging from the Fund within 91 days of your purchase. For further explanation, see the SAI.

How to redeem shares

You can redeem your shares at any time.  American Express
Shareholder Service will mail payment within seven days after receiving your request.

When you redeem shares, the amount you receive may be more or less than the amount you invested. Your shares will be redeemed at net asset value at the close of business on the day your request is accepted at the Minneapolis headquarters. If your request arrives after the close of business, the price per share will be the net asset value at the close of business on the next business day.

A redemption is a taxable transaction. Although the Fund attempts to maintain a stable $1 net asset value, you will have a gain or loss if the Fund's net asset value is more or less than the cost of your shares. This could affect your tax liability.

                 Three ways to request an exchange or redemption of shares
1
By letter                         Include in your letter:
                                  o  the name of the fund(s)
                                  o  your account number(s) (for exchanges, both funds must be registered in the same ownership)
                                  o  your Taxpayer Identification Number (TIN)
                                  o  the dollar amount or number of shares you want to exchange or redeem
                                  o  signature of all registered account owners
                                  o  for redemptions, indicate how you want your money delivered to you
                                  o  any paper certificates of shares you hold

                                  Regular mail:
                                        American Express Shareholder Service
                                        Attn:  Redemptions
                                        P.O. Box 534
                                        Minneapolis, MN  55440-0534

                                  Express mail:
                                        American Express Shareholder Service
                                        Attn:  Redemptions
                                        733 Marquette Ave.
                                        Minneapolis, MN  55402

2
By phone
American Express Telephone        o  The Fund and AEFC will honor any telephone exchange or redemption request believed to be
Transaction Service:              authentic and will use reasonable procedures to confirm that they are.  This includes
800-437-3133 or                   asking identifying questions and tape recording calls.  If reasonable
612-671-3800                      procedures are not followed, the Fund or AEFC will be liable for any loss resulting from fraudulent requests.
                                  o  Phone exchange and redemption privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts unless you request these privileges
                                  NOT apply by writing American Express Shareholder Service.  Each registered owner must sign the request.
                                  o  AEFC answers phone requests promptly, but you may experience delays when call volume is high.  If you are unable to get through, use mail procedure as an alternative.
                                  o  Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
                                  o  Phone privileges may be modified or discontinued at any time.

3
By draft

Free drafts are available and can be used just like a check to withdraw $100 or more from your account.  The shares in your account earn dividends until they are redeemed by the Fund to cover your drafts.  Most accounts will automatically receive free drafts.  However, to receive drafts on qualified or custodial business accounts, you must contact American Express
PAGE 12
Shareholder Service.  A request form will be supplied and must be signed by each registered owner.  Your draft writing privilege may be modified or discontinued at any time.  If you request a photocopy of a paid draft you will be charged $5 per copy.

Minimum amount
Redemption:   $100

Exchange policies:

o You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

o  Exchanges of Class A shares of other funds in the IDS MUTUAL
FUND GROUP to this Fund will be accepted. Exchanges of Class B shares to this Fund will not be accepted.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is obtained from the secured party.

o AEFC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Redemption policies:

o A telephone redemption request will not be allowed within 30 days of a phoned-in address change.

Important: If you request a redemption of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before a check is mailed to you. (A check may be mailed earlier if your bank provides evidence satisfactory to the Fund and AEFC that your check has cleared.)

                   Three ways to receive payment when you redeem shares
1
By regular or express mail                     o  Mailed to the address on record.
                                               o  Payable to names listed on the account.

                                                  NOTE:  The express mail delivery charges
                                                  you pay will vary depending on the
                                                  courier you select.

PAGE 13
2
By wire                                        o  Minimum wire redemption:  $1,000.
                                               o  Request that money be wired to your bank.
                                               o  Bank account must be in the same
                                                  ownership as the IDS fund account.

                                                  NOTE:  Pre-authorization required.  For
                                                  instructions, contact your financial
                                                  advisor or American Express Shareholder Service.

3
By scheduled payout plan                       o  Minimum payment:  $50.
                                               o  Contact your financial advisor or American Express
                                                  Shareholder Service to set up regular
                                                  payments to you on a monthly, bimonthly,
                                                  quarterly, semiannual or annual basis.
                                               o  Purchasing new shares while under a payout
                                                  plan may be disadvantageous because of
                                                  the sales charges.

Special shareholder services

Services

To help you track and evaluate the performance of your investments, AEFC provides these services:

Quarterly statements listing all of your holdings and transactions during the previous three months.

Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information - which simplifies tax calculations.

A personalized mutual fund progress report detailing returns on your initial investment and cash-flow activity in your account. It calculates a total return to reflect your individual history in owning Fund shares. This report is available from your financial advisor.

Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:   800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current Fund prices and performance, account values and recent
PAGE 14
account transactions
National/Minnesota:   800-272-4445
Mpls./St. Paul area:  671-1630


Distributions and taxes

As a shareholder you are entitled to your share of the Fund's net income and any short-term capital gains realized on its investments. The Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gain distributions will have tax consequences you should know about.

Dividend and capital gain distributions

The Fund's net investment income from dividends and interest is distributed to you monthly as dividends. Short-term capital gains are distributed at the end of the calendar year and included in net investment income. The Fund realizes long-term capital gains whenever it sells securities held for more than one year for a higher price than it paid for them. Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions.

Reinvestments

Dividends are automatically reinvested in additional shares of the Fund, unless:

o you request the Fund in writing or by phone to pay distributions to you monthly in cash, or

o you direct the Fund to invest your distributions monthly in any publicly available IDS fund for which you've previously opened an account. Your purchases may be subject to a sales charge.

The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)

If you choose cash distributions, you will receive only those declared after your request has been processed.

If the U.S. Postal Service cannot deliver the checks for the cash distributions, we will reinvest the checks into your account at the then-current net asset value and make future distributions in the form of additional shares.

PAGE 15
Taxes

Distributions from interest earned on tax-exempt securities are exempt from federal income tax. Distributions must be reported on your income tax returns in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on borrowed money used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account at AEFC.

If you don't provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o      a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o      criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.

How to determine the correct TIN
                                               Use the Social Security or
For this type of account:                      Employer Identification number
                                               of:

Individual or joint account                    The individual or individuals
                                               listed on the account

Custodian account of a minor                   The minor
(Uniform Gifts/Transfers to
Minors Act)
PAGE 16
A living trust                                 The grantor-trustee (the person
                                               who puts the money into the
                                               trust)

An irrevocable trust, pension                  The legal entity (not the
trust or estate                                personal representative or
                                               trustee, unless no legal entity
                                               is designated in the account
                                               title)

Sole proprietorship                            The owner

Partnership                                    The partnership

Corporate                                      The corporation

Association, club or                           The organization
tax-exempt organization

For details on TIN requirements, ask your financial advisor or local American Express Financial Advisors office for Federal Form
W-9, "Request for Taxpayer Identification Number and
Certification."

Important: This information is a brief and selective summary of certain federal tax rules that apply to this Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

How the Fund is organized

The Fund is a diversified, open-end management investment company, as defined in the Investment Company Act of 1940. Originally incorporated on Feb. 29, 1980 in Nevada, the Fund changed its state of incorporation on June 13, 1986 by merging into a Minnesota corporation incorporated on April 7, 1986. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

Shares

The Fund is owned by its shareholders. All shares issued by the Fund are of the same class - capital stock. Par value is one cent per share. Both full and fractional shares can be issued.

The Fund no longer issues stock certificates.

Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of the Fund have cumulative voting rights.

PAGE 17
Shareholder meetings

The Fund does not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove board members.

Board members and officers

Shareholders elect a board that oversees the operations of the Fund and chooses its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. The board members also serve on the boards of all of the other funds in the IDS MUTUAL FUND GROUP, except for Mr. Dudley, who is a board member of all publicly offered funds.

Board members and officers of the Fund

President and interested board member

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.

Independent board members

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public
Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Donald M. Kendall
Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird
Senior counsellor for national and international affairs, The
Reader's Digest Association, Inc.

Lewis W. Lehr
Former chairman and chief executive officer, Minnesota Mining and Manufacturing Company (3M).

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

PAGE 18
Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board and chief executive officer, The Valspar
Corporation.

Interested board members who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice president of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.

Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Refer to the SAI for the board members' and officers' biographies.

Investment manager and transfer agent

The Fund pays AEFC for managing its portfolio, providing administrative services and serving as transfer agent (handling shareholder accounts).

Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold (subject to the direction and control of the board). Under the current agreement, effective March 20, 1995, the Fund pays AEFC a fee for these services based on the average daily net assets of the Fund, as follows:

     Assets          Annual rate
     (billions)      at each asset level

     First $1.0      0.310%
     Next   0.5      0.293
     Next   0.5      0.275
     Next   0.5      0.258
     Over   2.5      0.240

For the fiscal year ended Dec. 31, 1995, under the current and prior agreements, the Fund paid AEFC a total investment management fee of 0.32% of its average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at an annual rate of 0.03% decreasing in gradual percentages to 0.02% as assets increase.

In addition, under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee of $20 per shareholder account for this service.

Distributor

The Fund has an exclusive distribution agreement with American
Express Financial Advisors, a wholly owned subsidiary of AEFC.

Financial advisors representing American Express Financial Advisors provide information to investors about individual investment programs, the Fund and its operations, new account applications and exchange and redemption requests.

Total expenses paid by the Fund in the year ended Dec. 31, 1995 were 0.58% of its average daily net assets.

Total fees and expenses (excluding taxes and brokerage commissions) cannot exceed the most restrictive applicable state expense limitation.

About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

Besides managing investments for all publicly offered funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management on Dec. 31, 1995 were more than $129 billion.

American Express Financial Advisors serves individuals and businesses through its nationwide network of more than 175 offices and more than 7,800 advisors.

Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

PAGE 20
AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company (American Express), a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Fund may pay brokerage commissions to broker-dealer affiliates of American Express and AEFC.

PAGE 21
Appendix A

1996 Federal Tax-Exempt and Taxable Equivalent Yield Calculation

These tables will help you determine your federal taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.
Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjustable gross income is $175,000.

Under Taxable Income married filing jointly status, $138,000 is in the $96,900-$147,700 range. Under Adjusted Gross Income, $175,000 is in the $117,950 to $176,950 column. The Taxable Income line and Adjusted Gross Income column meet at 31.93%. This is the rate you'll use in Step 2.

Taxable income**                             Adjusted gross income*
____________________________________________________________________________________________________

                                                $0      $117,950       $176,950
                                                to            to             to          Over
                                          $117,950(1)   $176,950(2)    $299,450(3)   $299,450(2)
____________________________________________________________________________________________________

Married Filing Jointly
$   0 - $ 40,100                               15.00%
 40,100 - 96,900                               28.00         28.84%
 96,900 - 147,700                              31.00         31.93        33.19%
 147,700 - 263,750                             36.00         37.08        38.55           37.08%
 263,750 +                                     39.60                      42.40***        40.79

____________________________________________________________________________________________________
                                                 0                     $117,950
                                                to                           to          Over
                                          $117,950(1)                  $240,450(3)   $240,450(2)
____________________________________________________________________________________________________

Single

$      0 - $ 24,000                            15.00%
  24,000 -   58,150                            28.00
  58,150 -  121,300                            31.00                      32.56%
 121,300 -  263,750                            36.00                      37.81           37.08%
 263,750 +                                     39.60                                      40.79
____________________________________________________________________________________________________

  * Gross income with certain adjustments before taking itemized deductions and personal exemptions.
 ** Amount subject to federal income tax after itemized deductions and personal exemptions.
*** This rate is applicable only in the limited case where your adjusted gross income is less than $299,450 and your taxable income exceeds $263,750.

PAGE 22
(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.
(2) Itemized Deductions Phase-out -- Assumes a single taxpayer has one personal exemption and joint taxpayers have two personal exemptions.
(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions and itemized deductions continue to phase-out.

If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

STEP 2:  Determining your federal taxable yield equivalents.

Using 31.93%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 5.88% yield.

                                        For these Tax-Exempt Rates:
___________________________________________________________________________________________
                          3.50%   4.00%   4.50%   5.00%   5.50%   6.00%   6.50%   7.00%
___________________________________________________________________________________________

Marginal Tax Rates                                Equal the Taxable Rates shown below:
___________________________________________________________________________________________
15.00%                    4.12    4.71    5.29    5.88    6.47     7.06    7.65    8.24
28.00%                    4.86    5.56    6.25    6.94    7.64     8.33    9.03    9.72
28.84%                    4.92    5.62    6.32    7.03    7.73     8.43    9.13    9.84
31.00%                    5.07    5.80    6.52    7.25    7.97     8.70    9.42   10.14
31.93%                    5.14    5.88    6.61    7.35    8.08     8.81    9.55   10.28
32.56%                    5.19    5.93    6.67    7.41    8.16     8.90    9.64   10.38
33.19%                    5.24    5.99    6.74    7.48    8.23     8.98    9.73   10.48
36.00%                    5.47    6.25    7.03    7.81    8.59     9.38   10.16   10.94
37.08%                    5.56    6.36    7.15    7.95    8.74     9.54   10.33   11.13
37.81%                    5.63    6.43    7.24    8.04    8.84     9.65   10.45   11.26
38.55%                    5.70    6.51    7.32    8.14    8.95     9.76   10.58   11.39
39.60%                    5.79    6.62    7.45    8.28    9.11     9.93   10.76   11.59
40.79%                    5.91    6.76    7.60    8.44    9.29    10.13   10.98   11.82
42.40%                    6.08    6.94    7.81    8.68    9.55    10.42   11.28   12.15

PAGE 23










                            STATEMENT OF ADDITIONAL INFORMATION

                                           FOR

                                  IDS TAX-FREE MONEY FUND

                                       Feb. 26, 1996


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the Annual Report which may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534.

This SAI is dated Feb. 26, 1996, and it is to be used with the prospectus dated Feb. 26, 1996, and the Annual Report for the fiscal year ended Dec. 31, 1995.

PAGE 24
                                     TABLE OF CONTENTS

Goal and Investment Policies.........................See Prospectus

Additional Investment Policies................................p.  3

Portfolio Transactions........................................p.  5

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation........................p.  6

Performance Information.......................................p.  6

Valuing Fund Shares...........................................p.  8

Investing in the Fund.........................................p.  9

Redeeming Shares..............................................p. 10

Pay-out Plans.................................................p. 12

Taxes.........................................................p. 13

Agreements....................................................p. 13

Board Members and Officers....................................p. 16

Custodian.....................................................p. 20

Independent Auditors..........................................p. 20

Financial Statements..............................See Annual Report

Prospectus....................................................p. 20

Appendix A:  Description of Bond and Note Ratings.............p. 21

Appendix B:  Description of Short-Term Taxable Securities
             and Repurchase Agreements........................p. 23

Appendix C:  Dollar-Cost Averaging............................p. 25

PAGE 25
ADDITIONAL INVESTMENT POLICIES

These are investment policies in addition to those presented in the prospectus. Unless holders of a majority of the outstanding voting securities agree to make the change the Fund will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has not borrowed in the past and has no present intention to borrow.

'Make cash loans. The Fund, however, does make investments in debt securities where the sellers agree to repurchase the securities at cost plus an agreed-upon interest rate within a specified time.

'Invest in voting securities, securities of investment companies or exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 5% of its total assets in securities whose issuer or guarantor of principal and interest has been in operation for less than three years.

'Pledge or mortgage its assets beyond 15% of total assets.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation. For purposes of this policy, the terms of a municipal security determine the issuer.

'Buy on margin or sell short.

'Invest in real estate, but the Fund can invest in municipal bonds and notes secured by real estate or interests therein. For purposes of this policy, real estate includes real estate limited partnerships.

'Invest in commodities or commodity contracts.

'Lend Fund securities in excess of 30% of its net assets. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making such loans the Fund gets the market price in cash, U.S. government securities, PAGE 26 letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

Unless changed by the board, the Fund will not:

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligations.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The quality of tax-exempt securities in which the Fund invests is valued according to the amortized cost method (see "Valuing Fund Shares"). If the Fund should decide at some point it is no longer appropriate to value its portfolio according to amortized cost, then at least 80% of the value of the municipal bonds and municipal notes in the Fund's portfolio may be issued that have been rated at the time of purchase not lower than Baa or MIG-3 (applicable to municipal notes) by Moody's Investors Service, Inc. (Moody's), or BBB by Standard & Poor's Corporation (S&P), or in the case of notes that have not been rated, will have been issued by an issuer having outstanding long-term debt securities rated not lower than Baa by Moody's or BBB by S&P. The balance of the portfolio may be in municipal bonds and notes that may be nonrated and may be issued by issuers whose other debt securities have not been rated. Such investments would be considered only when the Fund believes the financial condition of the issuers limited the risks to the Fund to a degree comparable to securities rated Baa or MIG-3 (or higher) by Moody's or BBB (or higher) by S&P. Any municipal bond or note that is guaranteed by the federal government will be regarded as having a rating of Aaa (Moody's) or AAA (S&P).

PAGE 27
In addition to considering ratings assigned by the ratings services in the selection of portfolio securities for the Fund, the Fund may consider, among other things, information concerning the financial history and condition of the issuer and its revenue and expense prospect and, in the case of revenue bonds, the financial history and condition of the source of revenue to service the bonds.

After a municipal bond or note has been purchased by the Fund, it may be assigned a lower rating or cease to be rated. Such an event would not require the elimination of the issue from the portfolio, but the Fund will consider such an event in determining whether the Fund should continue to hold the security in its portfolio.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The market in municipal bonds and notes is not comparable to the market in taxable money market instruments in terms of liquidity and stability of principal. This is because the market in municipal bonds and notes is not as broad, does not offer as much choice in maturities, and has fewer issuers.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

For a description of bond and note ratings, see Appendix A. For a description of short-term taxable securities and repurchase agreements, see Appendix B.

PORTFOLIO TRANSACTIONS

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and most favorable execution except where otherwise authorized by the board.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund in the IDS MUTUAL FUND GROUP. AEFC carefully monitors compliance with its Code of Ethics.

Normally, the Fund's securities are traded on a "principal" rather than an "agency" basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does

PAGE 28
not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

Each investment decision made for the Fund is made independently from any decision made for another fund in the IDS MUTUAL FUND GROUP or other account advised by AEFC or any AEFC subsidiary. When the Fund buys or sells the same security as another fund or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may affect the price or volume purchased or sold by the Fund adversely, the Fund hopes to gain an overall advantage in execution.

The Fund acquired no securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities related activities during the year ended Dec. 31, 1995.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN
EXPRESS FINANCIAL CORPORATION

Affiliates of American Express Company (American Express) (of which AEFC is a wholly owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the Fund's board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and
(ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to AEFC and in turn AEFC will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.

PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. An explanation of the methods used by the Fund to compute performance follows below.

PAGE 29
Average annual total return

The Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)n = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

The Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:
                             ERV - P
                                P

where:    P  =  a hypothetical initial payment of $1,000
        ERV  =  ending redeemable value of a hypothetical $1,000
                payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield

The Fund calculates annualized simple and compound yields based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the return for the period, and multiplying that return by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The Fund's yield does not include any realized or unrealized gains or losses.

The Fund calculates its compound yield according to the following formula:

Compound Yield = (return for seven-day period + 1) 365/7 - 1

The Fund's simple annualized yield was 3.44% and its compound yield was 3.5% on Dec. 31, 1995.

PAGE 30
Yield, or rate of return, on Fund shares may fluctuate daily and does not provide a basis for determining future yields. However, it may be used as one element in assessing how the Fund is meeting its goal. When comparing an investment in the Fund with savings accounts and similar investment alternatives, you must consider that such alternatives often provide an agreed to or guaranteed fixed yield for a stated period of time, whereas the Fund's yield fluctuates. In comparing the yield of one money market fund to another, you should consider the Fund's investment policies, including the types of investments permitted.

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

VALUING FUND SHARES

The Fund values its securities as follows: All of the securities in the Fund's portfolio (including those readily marketable assets designated to cover commitments to buy when-issued securities) are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses.

The board has established procedures designed to stabilize the Fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the Fund's securities by the board, at intervals deemed appropriate by it, to determine whether the Fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears and if it exceeds 0.5% it must determine what action, if any, needs to be taken. If the board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in other unfair consequences for such persons, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity. PAGE 31
While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the Fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the Fund would be able to obtain a somewhat higher yield than he would get if portfolio valuation were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

The New York Stock Exchange, AEFC and the Fund will be closed on the following holidays: New Year's Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

INVESTING IN THE FUND

The minimum purchase for directors, officers and employees of the Fund or AEFC and AEFC financial advisors is $1000 (except payroll deduction plans), with a minimum additional purchase of $25.

Systematic Investment Programs

After you make your initial investment of $2,000 or more, you can arrange to make additional payments of $100 or more on a regular basis. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly or semiannually. You are not obligated to make any payments. You can omit payments, or discontinue the investment program altogether. The Fund also can change the program or end it at any time. If there is no obligation, why do it? Putting money aside is an important part of financial planning. With a systematic investment program, you have a goal to work for.

How does this work? When you send in your payment, your money is invested at the net asset value. Each purchase is a separate transaction. After each purchase your new shares will be added to your account. Shares bought through these programs are exactly the same as any other fund shares. They can be bought and sold at any time. A systematic investment program is not an option or an absolute right to buy shares.

For a discussion on dollar-cost averaging see Appendix C.

Automatic Directed Dividends

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP may be used to automatically PAGE 32 purchase shares of the Fund. Dividends may be directed to existing accounts only. Dividends declared by the Fund are exchanged to this Fund the following day. Dividends can be exchanged into one Fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express
Trust Company acts as custodian;

Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse);

Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors
Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read its prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

Drafts: Drafts should be requested by registered owners only. The number of signatures required for payment of a draft may vary by account ownership. Drafts should be used like checks, but should not be sent directly to the Minneapolis headquarters to be cashed. When the draft is accepted by the Fund through the banking system, shares will be redeemed from your account. In order to qualify for this service, all shares must be held in non-certificate form. If the account is not large enough to cover a draft, it will be dishonored and returned marked "insufficient funds." Drafts written on purchases made with non-guaranteed funds less than 10 days old will not be honored in most cases. The draft writing privilege may be modified or terminated at any time. It may not always be possible to give all shareholders advance notification of each change in the draft writing privilege.

Telephone Redemptions: Records maintained by AEFC will be binding on all parties. Neither AEFC nor the Fund will be liable for any PAGE 33 loss, expense or damage arising in connection with telephone redemption requests. In order to qualify for this service, all shares must be held in non-certificate form.

The requesting registered owner must be prepared to provide sufficient information to enable AEFC to verify the authenticity of the call and to process the redemption request. All telephone calls will be recorded. Redemption requests received before the close of business (normally 3 p.m. Central time) will be processed the same day. For each redemption, a number of shares equal to the amount of the requested redemption will be redeemed. The following business day, the redemption proceeds will be mailed to the address of record or transmitted by Federal Reserve Wire to the bank account designated on the telephone authorization form, provided AEFC, the Fund, Norwest Bank Minneapolis and your bank are all open. At the present time there is no additional fee charged for the wire service, but if such a fee is imposed in the future, an additional number of shares will be redeemed to cover it.

The telephone redemption privilege may be modified or discontinued at any time. It may not always be possible to give all shareholders advance notice of each change in the procedures for telephone redemptions.

During an emergency, the board can suspend computation of the net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

'The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

'Disposal of the Fund's securities is not reasonably practicable, or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

'The SEC, under the provisions of the Investment Company Act of 1940 (the 1940 Act), declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing PAGE 34 shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in the prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash.

To start any of these plans, please write or call American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, 612-671-3733. Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you'll have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1:  Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose.
This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2:  Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3:  Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

PAGE 35
Plan #4:  Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in your account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

TAXES

All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period. For the fiscal year ended Dec. 31, 1995, 100% of the income distribution was designated as exempt from federal income taxes.

If you are a "substantial user" (or related person) of facilities financed by industrial development bonds, you should consult your tax advisor before investing. The income from such bonds may not be tax-exempt for you.

State law determines whether interest income on a particular municipal bond or note is tax-exempt for state tax purposes. It also determines the tax treatment of those bonds and notes when earned by a mutual fund and paid to the Fund's shareholders. The Fund will tell you the percentage of interest income from municipal bonds and notes it received during the year on a state-by-state basis. Your tax advisor should help you report this income for state tax purposes.

Under federal tax law and an election made by the Fund under federal tax regulations, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income through Dec. 31 and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Dec. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor for more complete information as to the application of federal, state and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement

The Fund has an Investment Management Services Agreement with AEFC. AEFC is paid a fee based on the following schedule:

Group assets        Annual rate at
(billions)          each asset level

First $1.0              0.310%
Next   0.5              0.293
Next   0.5              0.275
Next   0.5              0.258
Over   2.5              0.240

On Dec. 31, 1995, the daily rate applied to the Fund's net assets was equal to 0.31% on an annual basis. The fee is calculated for each calendar day on the basis of the net assets of the Fund as of the close of business of the full business day, which is two business days prior to the day for which the calculation is being made. In the case of the suspension of the computation of the net asset value, the fee for each day shall be computed as of the close of business on the last full business day on which the net assets were computed.

The management fee is paid monthly. Under the prior and current agreements, the amount paid was $427,876 for the year ended Dec.
31, 1995, $400,146 for 1994, and $425,170 for 1993.

Under the current Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; Fund office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities of the Fund; and expenses properly payable by the Fund, approved by the board. Under the prior and current agreements, the Fund paid nonadvisory expenses of $128,899 for the year ended Dec. 31, 1995, $157,268 for 1994, and
$162,502 for 1993.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

     Assets          Annual rate
     (billions)      each asset level

     First $1.0      0.030%
     Next   0.50     0.027
     Next   0.50     0.025
     Next   0.50     0.022
     Over   2.5      0.020

On Dec. 31, 1995, the daily rate applied to the Fund's net assets was equal to 0.03% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the PAGE 37 calculation is made. Under the agreement, the Fund paid fees of $31,800 for the fiscal period ended Dec. 31, 1995.

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with AEFC. This agreement governs AEFC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AEFC earns a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate of $20 per year and dividing by the number of days in the year. The fees paid to AEFC may be changed from time to time upon agreement of the parties without shareholder approval. Under the agreement, the Fund paid fees of $165,159 for the year ended Dec. 31, 1995.

Distribution Agreement

For an explanation of the Fund's Distribution Agreement, please see your prospectus.

Additional information about commissions and compensation for the last year is contained in the following table:

(1)           (2)             (3)             (4)           (5)
              Net             Compensation
Name of       Underwriting    on Redemption
Principal     Discounts and   and             Brokerage     Other
Underwriter   Commissions     Repurchases     Commissions   Compensation
AEFC             None             $939           None*       $11,409**

*For further information see "Brokerage Commissions Paid to Brokers Affiliated with
AEFC."
**Distribution fees paid pursuant to the Plan and Agreement of Distribution.

Total fees and expenses

Total fees and nonadvisory expenses cannot exceed the most restrictive applicable state limitation. Currently, the most restrictive applicable state expense limitation, subject to exclusion of certain expenses, is 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million and 1.5% of average daily net assets over $100 million, on an annual basis. At the end of each month, if the fees and expenses of the Fund exceed this limitation for the Fund's fiscal year in progress, AEFC will assume all expenses in excess of the limitation. AEFC then may bill the Fund for such expenses in subsequent months up to the end of that fiscal year, but not after that date. No interest charges are assessed by AEFC for expenses it assumes. The Fund paid total fees and nonadvisory expenses of $765,143 for the fiscal year ended Dec. 31, 1995.
PAGE 38
BOARD MEMBERS AND OFFICERS

The following is a list of the Fund's board members who, except for Mr. Dudley, also are board members of all other funds in the IDS MUTUAL FUND GROUP. Mr. Dudley is a board member of all publicly offered funds. All shares have cumulative voting rights with respect to the election of board members.

Lynne V. Cheney'
Born in 1941.
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin, the Interpublic Group of Companies, Inc.
(advertising), and FPL Group, Inc. (holding company for Florida
Power and Light).

William H. Dudley**
Born in 1932.
2900 IDS Tower
Minneapolis, MN

Executive vice president and director of AEFC.

Robert F. Froehlke+
Born in 1922.
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers+**
Born in 1943.
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.
Previously, senior vice president, finance and chief financial officer of AEFC.

Heinz F. Hutter+'
Born in 1929.
P.O. Box 5724
Minneapolis, MN

PAGE 39
President and chief operating officer, Cargill, Incorporated
(commodity merchants and processors) from February 1991 to September 1994. Executive vice president from 1981 to February
1991.

Anne P. Jones
Born in 1935.
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

Donald M. Kendall'
Born in 1921.
PepsiCo, Inc.
Purchase, NY

Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird
Born in 1922.
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.

Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Chairman of the board, COMSAT Corporation, former nine-term congressman, secretary of defense and presidential counsellor. Director, Martin Marietta Corp., Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).

Lewis W. Lehr'
Born in 1921.
3050 Minnesota World Trade Center
30 E. Seventh St.
St. Paul, MN

Former chairman of the board and chief executive officer, Minnesota Mining and Manufacturing Company (3M). Director, Jack Eckerd
Corporation (drugstores).  Advisory Director, Peregrine Inc.
(microelectronics).

William R. Pearce+*
Born in 1927.
901 S. Marquette Ave.
Minneapolis, MN

President of all funds in the IDS MUTUAL FUND GROUP since June
1993.  Former vice chairman of the board, Cargill, Incorporated
(commodity merchants and processors).
PAGE 40

Edson W. Spencer+
Born in 1926.
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Chairman of the board, Mayo Foundation (healthcare). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products) and CBS Inc. Member of International Advisory Councils, Robert Bosch (Germany) and NEC (Japan).

John R. Thomas**
Born in 1937.
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of AEFC.

Wheelock Whitney+
Born in 1926.
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934.
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and chief executive officer, The Valspar
Corporation (paints).  Director, Bemis Corporation (packaging),
Donaldson Company (air cleaners & mufflers) and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund.
**Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is president, the Fund's other officers are:

PAGE 41
Leslie L. Ogg
Born in 1938.
901 S. Marquette Ave.
Minneapolis, MN

Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Born in 1942.
IDS Tower 10
Minneapolis, MN

Vice president-investments of all funds in the IDS MUTUAL FUND
GROUP.  Director and senior vice president-investments of AEFC.

Melinda S. Urion
Born in 1953.
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the IDS MUTUAL FUND GROUP. Director, senior vice president and chief financial officer of AEFC.
Director and executive vice president and controller of IDS Life
Insurance Company.

Members of the board who are not officers of the Fund or of AEFC receive an annual fee of $150. They also receive attendance and other fees, the cost of which the Fund shares with the other funds in the IDS MUTUAL FUND GROUP. These fees include attendance of meetings of the Board, $1,000; meetings of the Contracts Committee, $750; meetings of the Audit, Executive or Investment Review Committees, $500; meetings of the Personnel Committee, $300; out-of-state, $500; and Chair of the Contracts Committee, $5,000. Expenses for attending those meetings are also reimbursed. Upon retirement, or earlier if for approved reasons, the independent board members receive monthly payments equal to 1/2 of the annual fee divided by 12 for as many months as the board member served on the board up to 120 months or until the date of death. There are no death benefits and the plan is not funded.

During the fiscal year ended Dec. 31, 1995, the members of the board, for attending up to 26 meetings, received the following compensation:

PAGE 42

                                    Compensation Table

                                      Pension or      Estimated
                       Aggregate      Retirement      annual         Total cash
                       compensation   benefits        benefit        compensation
                       from the       accrued as      upon           from the IDS
Board member           Fund           Fund expenses   retirement     MUTUAL FUND GROUP
_________________________________________________________________________________________
Lynne V. Cheney        $507           $ 94            $1,250         $70,000
Robert F. Froehlke      520            344             1,250          70,500
Heinz F. Hutter         456            168               604          68,000
Anne P. Jones           533             65             1,250          71,000
Donald M. Kendall       380             --             1,250          65,000
Melvin R. Laird         534             17             1,250          71,000
Lewis W. Lehr           514             --             1,219          70,200
Edson W. Spencer        583             --               667          73,200
Wheelock Whitney        508             83             1,250          70,000
C. Angus Wurtele        417            163             1,240          66,500

On Dec. 31, 1995, the Fund's board members and officers as a group owned less than 1% of the outstanding shares. During the fiscal year ended Dec. 31, 1995, no board member or officer earned more than $60,000 from this Fund. All board members and officers as a group earned $2,038, including $934 of retirement plan benefits, from this Fund.

CUSTODIAN

The Fund's securities and cash are held by First Bank National Association, 180 E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law.

INDEPENDENT AUDITORS

The financial statements contained in the Annual Report to shareholders for the fiscal year ended Dec. 31, 1995, were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

FINANCIAL STATEMENTS

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the 1995 Annual Report to shareholders, pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, are hereby incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference.

PROSPECTUS

The prospectus for IDS Tax-Free Money Fund dated Feb. 26, 1996, is hereby incorporated in this SAI by reference.

PAGE 43
APPENDIX A

DESCRIPTION OF BOND AND NOTE RATINGS

These ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change which could affect its price.

The four highest ratings by Moody's Investors Service, Inc. are Aaa, Aa, A and Baa.

Bonds rated:

Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

The four highest ratings by Standard & Poor's Corporation are AAA,
AA, A, and BBB.

AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

PAGE 44
A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Moody's ratings for tax-exempt notes are designated "MIG" (Moody's Investment Grade). Notes rated MIG-1 are of the best quality, enjoying strong protection from established cash flows or funds for their servicing or from established and broad-based access to the market for refinancing, or both.

Notes rated MIG-2 are of high quality, with margins of protection ample, although not so large as in the preceding group.

Notes rated MIG-3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

Standard & Poor's rating SP-1 on tax-exempt notes indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.
PAGE 45
APPENDIX B

DESCRIPTION OF SHORT-TERM TAXABLE SECURITIES AND REPURCHASE
AGREEMENTS

Depending on market conditions, a portion of the Fund's investments may be invested in short-term taxable securities. These include:

(1) Obligations of the U.S. government, its agencies and instrumentalities that result principally from lending programs of the U.S. government;

(2) U.S. Treasury bills with maturities up to one year. The difference between the purchase price and the maturity value or resale price is the interest income to the Fund;

(3) Certificates of deposit or receipts with fixed interest rates issued by banks in exchange for deposit of funds;

(4) Bankers' acceptances arising from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions;

(5) Letters of credit, which are short-term notes issued in bearer form with a bank letter of credit obligating the bank to pay the bearer the amount of the note;

(6) Commercial paper rated in the two highest grades by Standard & Poor's or Moody's. Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. These ratings reflect a review of management, economic evaluation of the industry competition, liquidity, long-term debt and ten-year earning trends:

Standard & Poor's Rating A-1 indicates that the degree of safety regarding timely repayment is either overwhelming or very strong.

Standard & Poor's Rating A-2 indicates that capacity for timely payment on issues with this designation is strong.

Moody's Rating Prime-1 (P-1) indicates a superior capacity for repayment of short-term promissory obligations.

Moody's Rating Prime-2 (P-2) indicates a strong capacity for repayment of short-term promissory obligations.

(7) Repurchase agreements involving acquisition of securities by the Fund with a concurrent agreement by the seller, usually a bank or securities dealer, to reacquire the securities at cost plus interest within a specified time. From this investment, the Fund receives a fixed rate of return that is insulated from market rate changes while it holds the security.

PAGE 46
(8) Variable rate demand notes (VRDNs), whose terms provide (1) the Fund is unconditionally entitled to obtain the amount due upon notice of seven days or less or at specified intervals not exceeding one year upon no more than seven days' notice, and (2) the interest rate provisions will be such that the instrument will have a current market value approximately equal to its face amount. The Fund will invest only in VRDNs that are in the top two ratings by a major rating service or are of comparable quality as determined by the board of directors. The required liquidity may be provided by a bank letter of credit, in which event the quality and liquidity of the issue may be determined by reference to the bank's creditworthiness.

PAGE 47
APPENDIX C

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares in a fund to meet long-term goals.

Dollar-cost averaging

___________________________________________________________________
Regular             Market Price            Shares
Investment          of a Share              Acquired
 $100                $6.00                    16.7
  100                 4.00                    25.0
  100                 4.00                    25.0
  100                 6.00                    16.7
  100                 5.00                    20.0
 $500               $25.00                   103.4

Average market price of a share over 5 periods:
$5.00 ($25.00 divided by 5).
The average price you paid for each share:
$4.84 ($500 divided by 103.4).
PAGE 48










Independent auditors' report
___________________________________________________________________


The board of directors and shareholders
IDS Tax-Free Money Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Tax-Free Money Fund, Inc. as of December 31, 1995, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended December 31, 1995, and the financial highlights for each of the years in the ten-year period ended December 31, 1995. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Tax-Free Money Fund, Inc. at December 31, 1995, and the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period ended December 31, 1995, and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.




KPMG Peat Marwick LLP
Minneapolis, Minnesota
February 2, 1996
PAGE 49

                          Financial statements

                          Statement of assets and liabilities
                          IDS Tax-Free Money Fund, Inc.
                          Dec. 31, 1995
_____________________________________________________________________________________________________________

                          Assets
_____________________________________________________________________________________________________________
Investments in securities, at value (Note 1)
   (identified cost $140,143,605)                                                            $140,143,605
Cash in bank on demand deposit                                                                  4,998,178
Accrued interest receivable                                                                       823,768
_____________________________________________________________________________________________________________

Total assets                                                                                  145,965,551
_____________________________________________________________________________________________________________

                          Liabilities
_____________________________________________________________________________________________________________

Dividends payable to shareholders                                                                  28,261
Accrued investment management services fee                                                          2,405
Accrued transfer agency fee                                                                         1,739
Accrued administrative services fee                                                                   233
Other accrued expenses                                                                             51,197
_____________________________________________________________________________________________________________

Total liabilities                                                                                 83,835
_____________________________________________________________________________________________________________

Net assets applicable to outstanding capital stock                                           $145,881,716
_____________________________________________________________________________________________________________

                          Represented by
_____________________________________________________________________________________________________________

Capital stock -- authorized 10,000,000,000 shares of $.01 par value;
   outstanding 145,889,568 shares                                                            $  1,458,896
Additional paid-in capital                                                                    144,429,481
Undistributed net investment income                                                                    58
Accumulated net realized loss                                                                      (6,719)
_____________________________________________________________________________________________________________

Total -- representing net assets applicable to outstanding capital stock                     $145,881,716
_____________________________________________________________________________________________________________

Net asset value per share of outstanding capital stock                                           $       1.00
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.

PAGE 50
                          Financial statements

                          Statement of operations
                          IDS Tax-Free Money Fund, Inc.
                          Year ended Dec. 31, 1995
_____________________________________________________________________________________________________________

                          Investment income
_____________________________________________________________________________________________________________

Income:
Interest                                                                                      $5,072,315
_____________________________________________________________________________________________________________

Expenses (Note 2):
Investment management services fee                                                                427,876
Distribution fee                                                                                   11,409
Transfer agency fee                                                                               165,159
Administrative services fee                                                                        31,800
Compensation of board members                                                                         748
Compensation of officers                                                                            1,290
Custodian fees                                                                                     15,321
Postage                                                                                            19,991
Registration fees                                                                                  58,659
Reports to shareholders                                                                            23,339
Audit fees                                                                                         19,000
Administrative                                                                                      2,910
_____________________________________________________________________________________________________________

Total expenses                                                                                   777,502
  Earnings credits on cash balances (Note 2)                                                      (12,359)
_____________________________________________________________________________________________________________
Total net expenses                                                                                765,143
_____________________________________________________________________________________________________________

Investment income -- net                                                                        4,307,172
_____________________________________________________________________________________________________________

                          Realized gain on investments -- net
_____________________________________________________________________________________________________________

Net realized gain on investments (Note 3)                                                          6,404
_____________________________________________________________________________________________________________

Net increase in net assets resulting from operations                                           $4,313,576
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.
/TABLE

PAGE 51

                          Financial statements

                          Statements of changes in net assets
                          IDS Tax-Free Money Fund, Inc.
                          Year ended Dec. 31,
_____________________________________________________________________________________________________________

                          Operations and distributions                                 1995              1994
_____________________________________________________________________________________________________________
Investment income -- net                                                    $  4,307,172     $  2,487,369
Net realized gain on investments                                                   6,404            8,363
_____________________________________________________________________________________________________________

Net increase in net assets resulting from operations                           4,313,576        2,495,732
_____________________________________________________________________________________________________________

Distributions to shareholders from:
   Net investment income                                                     (4,309,066)      (2,485,462)
_____________________________________________________________________________________________________________

                          Capital share transactions at constant $1 net asset value
_____________________________________________________________________________________________________________

Proceeds from sales of shares                                                249,009,513      246,600,213
Net asset value of shares
   issued in reinvestment of distributions                                     4,186,232        2,400,582
Payments for redemptions of shares                                          (239,954,987)    (231,967,181)
_____________________________________________________________________________________________________________

Increase in net assets from capital share transactions                        13,240,758       17,033,614
_____________________________________________________________________________________________________________

Total increase in net assets                                                  13,245,268       17,043,884

Net assets at beginning of year                                             132,636,448      115,592,564
_____________________________________________________________________________________________________________
Net assets at end of year
  (including undistributed net investment income of
  $58 and $1,952)                                                           $145,881,716     $132,636,448
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.

PAGE 52
                         Notes to financial statements

                         IDS Tax-Free Money Fund, Inc.

___________________________________________________________________
1. Summary of significant accounting policies

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests primarily in short-term bonds and notes issued by or on behalf of state or local governmental units.

Significant accounting policies followed by the Fund are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

PAGE 53
___________________________________________________________________

2. Expenses

Under terms of a prior agreement that ended March 19, 1995, the Fund paid AEFC a fee for managing its investments, recordkeeping and other specified services. The fee was a percentage of the Fund's average daily net assets consisting of an annual asset charge in reducing percentages from 0.34% to 0.26% annually.

Also under the terms of a prior agreement, the Fund paid AEFC a distribution fee at an annual rate of $6 per shareholder account and a transfer agency fee at an annual rate of $24 per shareholder account. The transfer agency fee was reduced by earnings on monies pending shareholder redemptions.

Effective March 20, 1995, the Fund entered into agreements with AEFC for managing its portfolio, providing administrative services and serving as transfer agent as follows: Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.31% to 0.24% annually.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee of $20 per shareholder account for this service.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

During the year ended Dec. 31, 1995, the Fund's custodian and transfer agency fees were reduced by $12,359 as a result of earnings credits from overnight cash balances.

The Fund has a retirement plan for its independent board members. Upon retirement, board members receive monthly payments equal to one-half of the retainer fee for as many months as they served as board members up to 120 months. There are no death benefits. The plan is not funded, but the Fund recognizes the cost of payments during the time the board members serve on the board. The retirement plan expense amounted to $934 for the year ended Dec. 31, 1995.

PAGE 54
___________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities aggregated $337,601,711 and $327,978,050, respectively, for the year ended
Dec. 31, 1995.

Realized gains and losses are determined on an identified cost basis.
___________________________________________________________________
4. Financial highlights

"Financial highlights" showing per share data and selected information is presented on page 5 of the prospectus.
PAGE 55

                         Investments in securities

                        IDS Tax-Free Money Fund, Inc.                                       (Percentages represent value of
                         Dec. 31, 1995                                                    investments compared to net assets)
_____________________________________________________________________________________________________________________________

Name of issuer and title of issue (b)
____________________________________________________________________________________________________________________________
Issuer                                                                                Principal                     Value(a)
                                                                                         amount
____________________________________________________________________________________________________________________________
Alaska (0.7%)
Valdez Marine Terminal Refunding Revenue Bonds Alaska Pipeline (Mobil)
  5.00% 11-1-03                                                                  $1,000,000 (c,d)            $ 1,000,000
____________________________________________________________________________________________________________________________
Arizona (5.1%)
Maricopa County Pollution Control Revenue Bonds Series 1994B
  (Arizona Public Service Company)
  5.95% 5-1-29                                                                    1,300,000 (c,d)              1,300,000
Maricopa County Pollution Control Revenue Bonds T.E.C.P.
  Series E (Southern California Edison)
  3.60% 1-10-96                                                                   1,600,000                    1,600,000
  3.85% 1-8-96                                                                    1,120,000                    1,120,000
  3.90% 1-11-96                                                                   1,000,000                    1,000,000
Maricopa County Pollution Control Revenue Bonds T.E.C.P.
  Series F (Southern California Edison)
  3.60% 1-10-96                                                                     500,000                      500,000
Salt River Agricultural Improvement & Power District T.E.C.P.
  3.55% 1-11-96                                                                   1,000,000                    1,000,000
  3.85% 1-10-96                                                                   1,000,000                    1,000,000
                                                                                                            ____________
Total                                                                                                          7,520,000
_____________________________________________________________________________________________________________________________
California (1.4%)
Los Angeles County T.R.A.N.
  4.50% 7-1-96                                                                    2,000,000                   2,006,774
_____________________________________________________________________________________________________________________________
Colorado (4.2%)
Moffat County Pollution Control Revenue Bonds Series 1994 (Pacificorp)
  5.90% 5-1-13                                                                    4,200,000 (c,d)             4,200,000
State T.R.A.N.
  4.50% 6-27-96                                                                   2,000,000                    2,007,583
                                                                                                          ______________
Total                                                                                                          6,207,583
_____________________________________________________________________________________________________________________________
Connecticut (4.3%)
Development Authority Pollution Control Bonds Series 1993A
  (Western Massachusetts Gas & Electric)
  4.90% 9-1-28                                                                    2,200,000 (c,d)              2,200,000
Development Authority Pollution Control Bonds Series 1993A
  (Connecticut Power & Light)
  5.10% 9-1-28                                                                    4,000,000 (c,d)              4,000,000
                                                                                                            ____________
Total                                                                                                          6,200,000
_____________________________________________________________________________________________________________________________
See accompanying notes to investments in securities.
PAGE 56
_____________________________________________________________________________________________________________________________
Florida (3.0%)
Jacksonville Electric Authority Electric System T.E.C.P. Series D-1
  3.45% 1-16-96                                                                   2,000,000                    2,000,000
  3.55% 1-9-96                                                                    1,300,000                    1,300,000
  4.25% 1-8-96                                                                    1,100,000                    1,100,000
                                                                                                           _____________
Total                                                                                                          4,400,000
_____________________________________________________________________________________________________________________________
Georgia (4.2%)
Burke County Development Authority Pollution Control Revenue Bonds
  (Georgia Power & Light)
  5.50% 7-1-24                                                                    1,600,000 (c,d)              1,600,000
  6.00% 7-1-24                                                                    2,000,000 (c,d)              2,000,000
Burke County Pollution Control Revenue Bonds Series 1994
  (Georgia Power & Light)
  5.50% 7-1-14                                                                      500,000 (c,d)               500,000
Monroe County Development Authority Pollution Control Revenue Bonds
  Series 1995 (Georgia Power & Light) (Scherer)
  6.00% 7-1-25                                                                    2,000,000 (c,d)              2,000,000
                                                                                                          ______________
Total                                                                                                          6,100,000
_____________________________________________________________________________________________________________________________
Idaho (1.4%)
State T.A.N. Series 1994
  4.50% 6-27-96                                                                   2,000,000                   2,006,636
_______________________________________________________________________________________________________________________________
Illinois (5.1%)
Gulf Coast (Amoco)
  5.90% 10-12-17                                                                  4,400,000 (c,d)              4,400,000
State R.A.N. 1995
  4.50% 4-12-96                                                                   1,000,000                    1,002,131
  4.50% 5-10-96                                                                   1,000,000                    1,002,457
  4.50% 6-10-96                                                                   1,000,000                    1,002,672
                                                                                                          ______________
Total                                                                                                          7,407,260
_____________________________________________________________________________________________________________________________
Indiana (5.1%)
Jasper County Pollution Control Refunding Revenue Bonds Series 1994B
  (North Indiana Public Service)
  5.90% 6-1-13                                                                    4,600,000 (c,d)              4,600,000
Mount Vernon Pollution Control Refunding Revenue Bonds T.E.C.P.
  (General Electric)
  3.55% 2-2-96                                                                    1,800,000                    1,800,000
State Education Facility (University of Notre Dame)
  4.80% 3-1-25                                                                    1,000,000 (c,d)              1,000,000
                                                                                                           _____________
Total                                                                                                          7,400,000
_____________________________________________________________________________________________________________________________
Kentucky (0.9%)
Jefferson County Pollution Control Revenue Bonds T.E.C.P. Series 1993
  3.70% 1-19-96                                                                   1,300,000                   1,300,000
_____________________________________________________________________________________________________________________________
Louisiana (1.1%)
East Baton Rouge Parish Pollution Control Revenue Bonds (Exxon)
  6.00% 3-1-22                                                                    1,600,000 (c,d)             1,600,000
____________________________________________________________________________________________________________________________

Maine (1.7%)
State General Obligation T.R.A.N.
  4.50% 6-28-96                                                                   2,500,000                    2,508,945
_____________________________________________________________________________________________________________________________
Maryland (2.3%)
Health & Educational Facilities Authority Revenue Bonds
  Series A (Kaiser Permanente)
  5.10% 7-1-15                                                                    2,000,000 (c,d)              2,000,000
Montgomery County C.P. B.A.N.
  3.55% 1-8-96                                                                    1,300,000                    1,300,000
                                                                                                          ______________
Total                                                                                                          3,300,000
_______________________________________________________________________________________________________________________________

PAGE 57
Massachusetts (0.7%)
State Option Revenue Bonds Harvard University Series I
  4.75% 2-1-16                                                                    1,000,000 (c,d)             1,000,000
______________________________________________________________________________________________________________________________
Michigan (2.8%)
Regents of the University Hospital Refunding Revenue Bonds Series 1992A
  5.90% 12-1-19                                                                   4,100,000 (c,d)              4,100,000
______________________________________________________________________________________________________________________________
Minnesota (9.0%)
Becker T.E.C.P. Series 1993B (Northern States Power)
  3.90% 1-3-96                                                                    3,000,000                    3,000,000
  3.90% 1-18-96                                                                   1,000,000                    1,000,000
Bloomington Port Authority Special Tax Refunding Revenue Bonds Mall of America
  (FSA Insured)
  5.20% 2-1-09                                                                    1,900,000 (c,d,e)            1,900,000
Regents of the University T.E.C.P. Series I
  3.80% 1-11-96                                                                   1,000,000                    1,000,000
  3.80% 1-18-96                                                                   1,000,000                    1,000,000
Regents of the University T.E.C.P. Series 1985H
  3.90% 1-5-96                                                                    2,300,000                    2,300,000
Regents of the University T.E.C.P. Series 1991A
  3.85% 1-9-96                                                                    1,000,000                    1,000,000
Southern Minnesota Municipal Power T.E.C.P. Series B
  3.80% 1-12-96                                                                   2,000,000                    2,000,000
                                                                                                          ______________
Total                                                                                                         13,200,000
_____________________________________________________________________________________________________________________________
Mississippi (2.9%)
Jackson County Port Bonds Series 1993 (Chevron)
  5.95% 6-1-23                                                                    4,200,000 (c,d)              4,200,000
_____________________________________________________________________________________________________________________________
New York (4.2%)
New York City Municipal Water Financial Authority Series 1994
  (FGIC Insured)
  5.90% 6-15-23                                                                   4,100,000 (c,d,e)            4,100,000
New York City R.A.N. Series A
  4.50% 4-11-96                                                                   1,000,000                    1,001,827
Triborough Bridge & Tunnel Authority Special Obligation Bonds Series 1994
  (FGIC Insured)
  4.90% 1-1-24                                                                    1,000,000 (c,d,e)            1,000,000
                                                                                                          ______________
Total                                                                                                          6,101,827
_____________________________________________________________________________________________________________________________
North Carolina (3.4%)
Medical Care Community Hospital Revenue Bonds Duke University Hospital
  Series 1985B-C
  4.95% 6-1-15                                                                    5,000,000 (c,d)              5,000,000
______________________________________________________________________________________________________________________________
Ohio (1.9%)
State Air Quality Development Authority Revenue Bonds
  Series B (Cincinnati Gas & Electric)
  5.95% 9-1-30                                                                    2,800,000 (c,d)              2,800,000
_______________________________________________________________________________________________________________________________
Pennsylvania (7.5%)
Delaware County Industrial Development Authority Airport Facility
  Revenue Bonds Series 1985 (United Parcel Service)
  5.90% 12-1-15                                                                   5,000,000 (c,d)              5,000,000
Montgomery County Industrial Development Authority Pollution Control
  Refunding Revenue Bonds T.E.C.P. (PECO)
  3.75% 1-9-96                                                                    1,000,000                    1,000,000
State Higher Education Facility Authority Refunding Revenue Bonds
  Series B (Carnegie Mellon)
  6.00% 11-1-27                                                                   3,000,000 (c,d)              3,000,000
State T.R.A.N.
  4.50% 6-28-96                                                                   2,000,000                    2,007,049
                                                                                                           _____________
Total                                                                                                         11,007,049
_____________________________________________________________________________________________________________________________
PAGE 58
Texas (13.8%)
Houston T.R.A.N.
  4.50% 6-27-96                                                                   1,000,000                    1,003,983
Jefferson Port Arthur Navigation District
  Pollution Control Revenue Bonds (Texaco)
  6.00% 10-1-24                                                                   5,900,000 (c,d)              5,900,000
Lower Colorado River Authority T.E.C.P. Series B
  3.50% 2-6-96                                                                    1,000,000                    1,000,000
San Antonio Electric & Gas System T.E.C.P. Series A
  3.45% 1-23-96                                                                   2,500,000                    2,500,000
  3.75% 1-4-96                                                                    2,000,000                    2,000,000
State Municipal Power Agency T.E.C.P.
  3.55% 1-4-96                                                                    1,500,000 (c,d)              1,500,000
  3.85% 1-18-96                                                                     650,000 (c,d)                650,000
  3.90% 1-5-96                                                                    2,600,000 (c,d)              2,600,000
State T.R.A.N.
  4.75% 8-30-96                                                                   3,000,000                    3,013,092
                                                                                                            ____________
Total                                                                                                         20,167,075
_____________________________________________________________________________________________________________________________
Vermont (1.4%)
State General Obligation C.P. R.A.N. Series F
  3.70% 1-17-96                                                                   2,000,000                    2,000,000
_____________________________________________________________________________________________________________________________
Virginia (3.8%)
Peninsula Port Authority Series 1987 (Shell Oil)
  5.90% 12-1-05                                                                   5,500,000 (c,d)             5,500,000
_____________________________________________________________________________________________________________________________
Washington (0.6%)
Washington Public Power Supply System Electric Refunding Revenue Bonds
  Project #3
  5.10% 7-1-18                                                                      900,000 (c,d)               900,000
_____________________________________________________________________________________________________________________________
Wisconsin (2.1%)
State Operating Notes Series 1995
  4.50% 6-17-96                                                                   3,000,000                   3,010,456
_____________________________________________________________________________________________________________________________
Wyoming (1.5%)
Lincoln County Pollution Control Revenue Bonds Series 1984D (Exxon)
  5.90% 11-1-14                                                                   1,200,000 (c,d)              1,200,000
Lincoln County Pollution Control Revenue Bonds Series 1985 (Exxon)
  5.95% 8-1-15                                                                    1,000,000 (c,d)              1,000,000
                                                                                                           _____________
Total                                                                                                          2,200,000
_____________________________________________________________________________________________________________________________
Total investments in securities (96.1%)
(Cost: $140,143,605)(f)                                                                                     $140,143,605
_____________________________________________________________________________________________________________________________

Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) The following abbreviations are used in portfolio descriptions:
    B.A.N.    --  Bond Anticipation Note
    C.P.      --  Commercial Paper
    R.A.N.    --  Revenue Anticipation Note
    T.A.N.    --  Tax Anticipation Note
    T.E.C.P.  --  Tax-Exempt Commercial Paper
    T.R.A.N.  --  Tax & Revenue Anticipation Note
(c) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1995.
(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parenthesis, after a day or a week's notice. The maturity date disclosed represents the final maturity. However, for purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.
(e) The following abbreviations are used in the portfolio descriptions to identify the insurer of the issue:
    FGIC -- Financial Guarantee Insurance Corporation
    FSA -- Financial Security Assurance
(f) At Dec. 31, 1995, also represents the cost of securities for federal income tax purposes.

PAGE 59
PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a)  FINANCIAL STATEMENTS:

       Financial Statements filed as part of this post-effective amendment and included in Part B.

       -Independent Auditors' Report dated Feb. 2, 1996
       -Statement of Assets and Liabilities, Dec. 31, 1995
       -Statement of Operations for the fiscal year ended Dec. 31,
        1995
       -Statement of Changes in Net Assets for the years ended Dec.
        31, 1995 and Dec. 31, 1994
       -Notes to Financial Statements
       -Investments in Securities, Dec. 31, 1995
       -Notes to Investments in Securities

(b) EXHIBITS

 1. Copy of Articles of Incorporation as amended October 17, 1988, filed electronically as Exhibit 1 to Post-Effective Amendment No. 14 to Registration Statement No. 2-66868, is incorporated herein by reference.

 2. Copy of By-laws as amended January 12, 1989, filed electronically as Exhibit 2 to Post-Effective Amendment No. 16 to Registration Statement No. 2-66868, is incorporated herein by reference.

 3.    Not Applicable.

 4. Copy of Stock certificate, filed as Exhibit 4 to Registrant's Registration Statement No. 2-66868, is incorporated herein by reference.

 5. Copy of Investment Management Services Agreement between Registrant and IDS Financial Corporation dated Nov. 14, 1991, filed electronically as Exhibit 5 to Post-Effective Amendment No. 18 to Registration Statement No. 2-66868, is incorporated herein by reference.

 6.    Copy of Distribution Agreement between Registrant and IDS
       Financial Services Inc. dated January 1, 1987, filed electronically as Exhibit 6 to Post-Effective Amendment No. 13 to Registration Statement No. 2-66868, is incorporated herein by reference.

7. All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The
       Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

 8. Copy of Custodian Agreement, dated November 1, 1988, filed electronically as Exhibit 8 to Post-Effective Amendment No. 15
PAGE 60
to Registration Statement No. 2-66868, is incorporated herein by reference.

 9.    (a) Copy of Plan and Agreement of Merger, dated April 10,
       1986, filed electronically as Exhibit 9(a) to Post-Effective Amendment No. 14 to Registration Statement No. 2-66868, is incorporated herein by reference.

       (b) Copy of Supplemental Transfer Agency Agreement between Registrant and IDS Financial Corporation, date October 14, 1988, filed electronically as Exhibit 9(b) to Post-Effective Amendment No. 14 to Registration Statement No. 2-66868, is incorporated herein by reference.

       (c) Copy of License Agreement, dated January 25, 1988, between the Registrant and IDS Financial Corporation, filed electronically as Exhibit 9(c) to Post-Effective Amendment No. 16 to Registration Statement No. 2-66868, is incorporated herein by reference.

       (d) Copy of Transfer Agency Agreement between Registrant and IDS Financial Corporation dated Nov. 14, 1991, filed electronically as Exhibit 9(d) to Post-Effective Amendment No. 18 to Registration Statement No. 2-66868, is incorporated herein by reference.

10. Opinion and consent of counsel as to the legality of the securities being registered is filed with Registrant's most recent 24f-2 Notice.

11. Consent of Independent Auditor is filed electronically herewith.

12.    None.

13.    Not Applicable.

14. Forms of Keogh, IRA and other retirement plans, filed as Exhibits 14(a) through 14(n) to IDS Growth Fund, Inc., Post-Effective Amendment No. 34 to Registration Statement No. 2-38355, are incorporated herein by reference.

15. Copy of Plan and Supplemental Agreement of Distribution between Registrant and IDS Financial Corporation dated January 1, 1987, filed electronically as Exhibit 15 to Post-Effective Amendment No. 13 to Registration Statement No. 2-66868, is incorporated herein by reference.

16.    Not applicable.

17.    Financial Data Schedule is filed electronically herewith.

18. (a) Directors' Power of Attorney to sign amendments to this Registration Statement dated November 10, 1994 filed electronically as Exhibit 18(a) to Post-Effective Amendment No. 27 to Registration Statement No. 2-66868, is incorporated herein by reference.

PAGE 61
       (b) Officers' Power of Attorney to sign amendments to this Registration Statement dated November 1, 1995 is filed electronically herewith.

Item 25.      Persons Controlled by or Under Common Control with
              Registrant

       None

Item 26.      Number of Holders of Securities

             (1)                          (2)
                                    Number of Record
                                      Holders as of
       Title of Class                 Feb. 12, 1996

        Common Stock                      8,288

Item 27.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

PAGE 62
Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment
Company Act of 1940.

PAGE 1

Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:
Ronald G. Abrahamson, Vice President--Service Quality and Reengineering

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Service Quality
                                                                     and Reengineering
American Express Service Corporation                               Vice President

Douglas A. Alger, Vice President--Total Compensation

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Total Compensation

Peter J. Anderson, Director and Senior Vice President--Investments

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Investments
IDS Advisory Group Inc.                                            Director and Chairman
                                                                     of the Board
IDS Capital Holdings Inc.                                          Director and President
IDS International, Inc.                                            Director, Chairman of the
                                                                     Board and Executive Vice
                                                                     President
IDS Securities Corporation                                         Executive Vice President-
                                                                     Investments
NCM Capital Management Group, Inc.      2 Mutual Plaza             Director
                                        501 Willard Street
                                        Durham, NC  27701

Ward D. Armstrong, Vice President-Sales and Marketing, American Express Institutional Services


American Express Financial Advisors     IDS Tower 10               Vice President-Sales and
                                        Minneapolis, MN  55440       Marketing, American
                                                                     Express Institutional
                                                                     Services

Joseph M. Barsky III, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager
IDS Advisory Group Inc.                                            Vice President


Robert C. Basten, Vice President--Tax and Business Services

American Express Financial Advisors     IDS Tower 10               Vice President-Tax
                                        Minneapolis, MN  55440       and Business Services
American Express Tax & Business                                    Director, President and
  Services Inc.                                                      Chief Executive Officer

PAGE 2
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Timothy V. Bechtold, Vice President--Risk Management Products

American Express Financial Advisors     IDS Tower 10               Vice President-Risk
                                        Minneapolis, MN  55440       Management Products
IDS Life Insurance Company                                         Vice President-Risk
                                                                     Management Products

Carl E. Beihl, Vice President--Strategic Technology Planning

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Strategic Technology
                                                                     Planning
Alan F. Bignall, Vice President--Technology and Development

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Technology and
                                                                     Development
American Express Service Corporation                               Vice President


John C. Boeder, Vice President--Mature Market Group

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Mature Market Group
IDS Life Insurance Company of New York  Box 5144                   Director
                                        Albany, NY  12205

Karl J. Breyer, Director, Senior Vice President--Corporate Affairs and General Counsel

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Corporate Affairs and
                                                                     Special Counsel
American Express Minnesota Foundation                              Director
IDS Aircraft Services Corporation                                  Director and President

Harold E. Burke, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel

Daniel J. Candura, Vice President--Marketing Support

American Express Financial Advisors     IDS Tower 10               Vice President-Marketing
                                        Minneapolis, MN  55440       Support

Cynthia M. Carlson, Vice President--American Express Securities Services

American Enterprise Investment          IDS Tower 10               Director, President and
  Services Inc.                         Minneapolis, MN  55440       Chief Executive Officer
American Express Financial Advisors                                Vice President-American
                                                                   Express Securities Services

PAGE 3
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Orison Y. Chaffee III, Vice President--Field Real Estate

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Real Estate

James E. Choat, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management
American Express Insurance Agency of Nevada Inc.                   Vice President--North
                                                                     Central Region
American Express Minnesota Foundation                              Director
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President--North
                                                                     Central Region
IDS Insurance Agency of Arkansas Inc.                              Vice President--North
                                                                     Central Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President--North
                                                                     Central Region
IDS Insurance Agency of New Mexico Inc.                            Vice President--North
                                                                     Central Region
IDS Insurance Agency of North Carolina Inc.                        Vice President--North
                                                                     Central Region
IDS Insurance Agency of Ohio Inc.                                  Vice President--North
                                                                     Central Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-- North
                                                                     Central Region

Kenneth J. Ciak, Vice President and General Manager--IDS Property Casualty

AMEX Assurance Co.                                                 Director and President
American Express Financial Advisors     IDS Tower 10               Vice President and General
                                        Minneapolis, MN  55440       Manager-IDS Property
                                                                     Casualty
IDS Property Casualty Insurance Co.     I WEG Blvd.                Director and President
                                        DePere, Wisconsin  54115

Colleen Curran, Vice President and Assistant General Counsel
American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
American Express Service Corporation                               Vice President and Chief
                                                                     Legal Counsel

Alan R. Dakay, Vice President--Institutional Products Group

American Centurion Life Assurance Co.   IDS Tower 10               Director and Vice Chairman
                                        Minneapolis, MN  55440       and President, Financial
                                                                     Institutions Division
American Enterprise Life Insurance Co.                             Director and President

PAGE 4
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

IDS Life Insurance Company                                         Vice President -
                                                                     Institutional Insurance
American Express Financial Advisors                                Vice President -
                                                                     Institutional Products
                                                                     Group Marketing

Regenia David, Vice President--Systems Services

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Systems Services

William H. Dudley, Director and Executive Vice President--Investment Operations

American Express Financial Advisors     IDS Tower 10               Director and Executive
                                        Minneapolis, MN  55440       Vice President-
                                                                     Investment Operations
IDS Advisory Group Inc.                                            Director
IDS Capital Holdings Inc.                                          Director
IDS Futures Corporation                                            Director
IDS Futures III Corporation                                        Director
IDS International, Inc.                                            Director
IDS Securities Corporation                                         Director, Chairman of the
                                                                     Board, President and
                                                                     Chief Executive Officer

Roger S. Edgar, Director, Senior Vice President and Technology Advisor

American Express Financial Advisors     IDS Tower 10               Senior Vice President and
                                        Minneapolis, MN  55440       Technology Advisor

Gordon L. Eid, Director, Senior Vice President and Deputy General Counsel

American Express Financial Advisors     IDS Tower 10               Senior Vice President and
                                        Minneapolis, MN  55440       General Counsel
American Express Insurance Agency of Nevada Inc.                   Director and Vice President
IDS Insurance Agency of Alabama Inc.                               Director and Vice President
IDS Insurance Agency of Arkansas Inc.                              Director and Vice President
IDS Insurance Agency of Massachusetts Inc.                         Director and Vice President
IDS Insurance Agency of New Mexico Inc.                            Director and Vice President
IDS Insurance Agency of North Carolina Inc.                        Director and Vice President
IDS Insurance Agency of Ohio Inc.                                  Director and Vice President
IDS Insurance Agency of Wyoming Inc.                               Director and Vice President
IDS Real Estate Services, Inc.                                     Vice President
Investors Syndicate Development Corp.                              Director

Robert M. Elconin, Vice President--Government Relations

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Government Relations
IDS Life Insurance Company                                         Vice President

PAGE 5
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Mark A. Ernst, Vice President--Retail Services

American Enterprise Investment          IDS Tower 10               Director
  Services Inc.                         Minneapolis, MN  55440
American Express Financial Advisors                                Vice President-
                                                                     Retail Services
American Express Tax & Business                                    Director and Chairman of
  Services Inc.                                                      the Board

Gordon M. Fines, Vice President--Mutual Fund Equity Investments

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Mutual Fund Equity
                                                                     Investments
IDS Advisory Group Inc.                                            Executive Vice President
IDS International, Inc.                                            Vice President and
                                                                     Portfolio Manager

Robert G. Gilbert, Vice President--Real Estate

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Real Estate

John J. Golden, Vice President--Field Compensation Development

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Compensation Development

Harvey Golub, Director

American Express Company                American Express Tower     Chairman and Chief
                                        World Financial Center       Executive Officer
                                        New York, New York  10285
American Express Travel                                            Chairman and Chief
  Related Services Company, Inc.                                     Executive Officer

Morris Goodwin Jr., Vice President and Corporate Treasurer

American Centurion Life Assurance Co.                              Vice President and
                                                                     Treasurer
American Enterprise Investment          IDS Tower 10               Vice President and
  Services Inc.                         Minneapolis, MN  55440       Treasurer
American Enterprise Life Insurance                                 Vice President and
  Company                                                            Treasurer
American Express Financial Advisors                                Vice President and
                                                                     Corporate Treasurer
American Express Insurance Agency of Nevada Inc.                   Vice President and
                                                                     Treasurer
American Express Minnesota Foundation                              Vice President and
                                                                     Treasurer
American Express Service Corporation                               Vice President and
                                                                     Treasurer
American Express Tax & Business                                    Vice President and
  Services Inc.                                                      Treasurer
American Partners Life Insurance Co.                               Vice President and
                                                                     Treasurer
PAGE 6
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

AMEX Assurance Co.                                                 Vice President and
                                                                     Treasurer
IDS Advisory Group Inc.                                            Vice President and
                                                                     Treasurer
IDS Aircraft Services Corporation                                  Vice President and
                                                                     Treasurer
IDS Cable Corporation                                              Director, Vice President
                                                                     and Treasurer
IDS Cable II Corporation                                           Director, Vice President
                                                                     and Treasurer
IDS Capital Holdings Inc.                                          Vice President and
                                                                     Treasurer
IDS Certificate Company                                            Vice President and
                                                                     Treasurer
IDS Deposit Corp.                                                  Director, President
                                                                     and Treasurer
IDS Futures Corp.                                                  Director
IDS Futures III Corp.                                              Director
IDS Insurance Agency of Alabama Inc.                               Vice President and
                                                                     Treasurer
IDS Insurance Agency of Arkansas Inc.                              Vice President and
                                                                     Treasurer
IDS Insurance Agency of Massachusetts Inc.                         Vice President and
                                                                     Treasurer
IDS Insurance Agency of New Mexico Inc.                            Vice President and
                                                                     Treasurer
IDS Insurance Agency of North Carolina Inc.                        Vice President and
                                                                     Treasurer
IDS Insurance Agency of Ohio Inc.                                  Vice President and
                                                                     Treasurer
IDS Insurance Agency of Wyoming Inc.                               Vice President and
                                                                     Treasurer
IDS International, Inc.                                            Vice President and
                                                                     Treasurer
IDS Life Insurance Company                                         Vice President and
                                                                     Treasurer
IDS Life Series Fund, Inc.                                         Vice President and
                                                                     Treasurer
IDS Life Variable Annuity Funds A&B                                Vice President and
                                                                     Treasurer
IDS Management Corporation                                         Director, Vice President
                                                                     and Treasurer
IDS Partnership Services Corporation                               Director, Vice President
                                                                     and Treasurer
IDS Plan Services of California, Inc.                              Vice President and
                                                                     Treasurer
IDS Property Casualty Insurance Co.                                Vice President and
                                                                     Treasurer
IDS Real Estate Services, Inc                                      Vice President and
                                                                     Treasurer
IDS Realty Corporation                                             Director, Vice President
                                                                     and Treasurer
IDS Sales Support Inc.                                             Director, Vice President
                                                                     and Treasurer

PAGE 7
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

IDS Securities Corporation                                         Vice President and
                                                                     Treasurer
Investors Syndicate Development Corp.                              Vice President and
                                                                     Treasurer
National Computer Systems, Inc.         11000 Prairie Lakes Drive  Director
                                        Minneapolis, MN  55440

NCM Capital Management Group, Inc.      2 Mutual Plaza             Director
                                        501 Willard Street
                                        Durham, NC  27701
Sloan Financial Group, Inc.                                        Director

Suzanne Graf, Vice President--Systems Services

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Systems Services

David A. Hammer, Vice President and Marketing Controller

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Marketing Controller
IDS Plan Services of California, Inc.                              Director and Vice President

Lorraine R. Hart, Vice President--Insurance Investments

American Enterprise Life                IDS Tower 10               Vice President-Investments
  Insurance Company                     Minneapolis, MN  55440
American Express Financial Advisors                                Vice President-Insurance
                                                                     Investments
American Partners Life Insurance Co.                               Director and Vice
                                                                     President-Investments
AMEX Assurance Co.                                                 Vice President-Investments
IDS Certificate Company                                            Vice President-Investments
IDS Life Insurance Company                                         Vice President-Investments
IDS Life Series Fund, Inc.                                         Vice President-Investments
IDS Life Variable Annuity Funds A and B                            Vice President-Investments
IDS Property Casualty Insurance Company                            Vice President-Investment
                                                                     Officer
Investors Syndicate Development Corp.                              Director and Vice
                                                                     President-Investments

Scott A. Hawkinson, Vice President--Assured Assets Product Development and Management

American Express Financial Advisors     IDS Tower 10               Vice President-Assured
                                        Minneapolis, MN  55440       Assets Product
                                                                     Development & Management

James G. Hirsh, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
IDS Securities Corporation                                         Director, Vice President
                                                                     and General Counsel

PAGE 8
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Darryl G. Horsman, Vice President--Product Development and Technology, American Express
Institutional Retirement Services

American Express Trust Company          IDS Tower 10               Director and President
                                        Minneapolis, MN  55440

Kevin P. Howe, Vice President--Government and Customer Relations and Chief Compliance Officer

American Enterprise Investment          IDS Tower 10               Vice President and Chief
  Services Inc.                         Minneapolis, MN  55440       Compliance Officer
American Express Financial Advisors                                Vice President-
                                                                     Government and
                                                                     Customer Relations
American Express Service Corporation                               Vice President
IDS Securities Corporation                                         Vice President and Chief
                                                                     Compliance Officer

David R. Hubers, Director, President and Chief Executive Officer

American Express Financial Advisors     IDS Tower 10               Chairman, Chief Executive
                                        Minneapolis, MN  55440       Officer and President
American Express Service Corporation                               Director and President
AMEX Assurance Co.                                                 Director
IDS Aircraft Services Corporation                                  Director
IDS Certificate Company                                            Director
IDS Life Insurance Company                                         Director
IDS Plan Services of California, Inc.                              Director and President
IDS Property Casualty Insurance Co.                                Director

Marietta L. Johns, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management

James E. Kaarre, Vice President--Marketing Information

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Marketing Information

Linda B. Keene, Vice President--Market Development

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Market Development

G. Michael Kennedy, Vice President--Investment Services and Investment Research

American Express Financial Advisors     IDS Tower 10               Vice President-Investment
                                        Minneapolis, MN  55440       Services and Investment
                                                                     Research

Susan D. Kinder, Director and Senior Vice President--Human Resources

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Human Resources
American Express Minnesota Foundation                              Director
American Express Service Corporation                               Vice President
PAGE 9
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Richard W. Kling, Director and Senior Vice President--Risk Management Products

American Centurion Life Assurance Co.                              Director
American Enterprise Life Insurance Co.  IDS Tower 10               Director and Chairman of
                                        Minneapolis, MN  55440       the Board
American Express Financial Advisors                                Senior Vice President-
                                                                     Risk Management Products
American Express Insurance Agency of Nevada Inc.                   Director and President
American Partners Life Insurance Co.                               Director and Chairman of
                                                                     the Board
AMEX Assurance Co.                                                 Director and Chairman of
                                                                     the Board
IDS Insurance Agency of Alabama Inc.                               Director and President
IDS Insurance Agency of Arkansas Inc.                              Director and President
IDS Insurance Agency of Massachusetts Inc.                         Director and President
IDS Insurance Agency of New Mexico Inc.                            Director and President
IDS Insurance Agency of North Carolina Inc.                        Director and President
IDS Insurance Agency of Ohio Inc.                                  Director and President
IDS Insurance Agency of Wyoming Inc.                               Director and President
IDS Life Insurance Company                                         Director and President
IDS Life Series Fund, Inc.                                         Director and President
IDS Life Variable Annuity Funds A and B                            Director and Chairman of
                                                                     the Board and President
IDS Property Casualty Insurance Co.                                Director and Chairman of
                                                                     the Board
IDS Life Insurance Company              P.O. Box 5144              Director, Chairman of the
   of New York                          Albany, NY  12205            Board and President

Paul F. Kolkman, Vice President--Actuarial Finance

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Actuarial Finance
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President
IDS Life Series Fund, Inc.                                         Vice President and Chief
                                                                     Actuary
IDS Property Casualty Insurance Company                            Director

Claire Kolmodin, Vice President--Service Quality

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Service Quality

Steven C. Kumagai, Director and Senior Vice President--Field Management and Business Systems

American Express Financial Advisors     IDS Tower 10               Director and Senior Vice
                                        Minneapolis, MN  55440       President-Field
                                                                     Management and Business
                                                                     Systems
American Express Service Corporation                               Vice President
PAGE 10
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Edward Labenski, Jr.., Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio
                                                                     Manager
IDS Advisory Group Inc.                                            Senior Vice President

Kurt A. Larson, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio Manager

Lori J. Larson, Vice President--Variable Assets Product Development

American Express Financial Advisors     IDS Tower 10               Vice President-Variable
                                        Minneapolis, MN  55440       Assets Product
                                                                     Development
IDS Cable Corporation                                              Director and Vice President
IDS Cable II Corporation                                           Director and Vice President
IDS Futures Brokerage Group                                        Assistant Vice President-
                                                                     General Manager/Director
IDS Futures Corporation                                            Director and Vice President
IDS Futures III Corporation                                        Director and Vice President
IDS Management Corporation                                         Director and Vice President
IDS Partnership Services Corporation                               Director and Vice President
IDS Realty Corporation                                             Director and Vice President

Ryan R. Larson, Vice President--IPG Product Development

American Centurion Life Assurance Co.                              Director and
                                                                     Vice President-Product
                                                                     Development
American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       IPG Product Development
IDS Life Insurance Company                                         Vice President-
                                                                     Annuity Product
                                                                     Development

Daniel E. Laufenberg, Vice President and Chief U.S. Economist

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Chief U.S. Economist

Richard J. Lazarchic, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager

PAGE 11
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Peter A. Lefferts, Director and Senior Vice President--Corporate Strategy and Development

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Corporate Strategy and
                                                                     Development
American Express Service Corporation                               Director
American Express Trust Company                                     Director
IDS Plan Services of California, Inc.                              Director
Investors Syndicate Development Corp.                              Director

Douglas A. Lennick, Director and Executive Vice President--Private Client Group

American Express Financial Advisors     IDS Tower 10               Director and Executive
                                        Minneapolis, MN  55440       Vice President-Private
                                                                     Client Group
American Express Service Corporation                               Vice President

Jonathan S. Linen, Director


Mary J. Malevich, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio
                                                                     Manager
IDS International, Inc.                                            Vice President and
                                                                     Portfolio Manager

Fred A. Mandell, Vice President--Field Marketing Readiness

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Marketing Readiness

William J. McKinney, Vice President--Field Management Support

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Management Support

Thomas W. Medcalf, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager

William C. Melton, Vice President-International Research and Chief International Economist

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       International Research
                                                                     and Chief International
                                                                     Economist

PAGE 12
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Janis E. Miller, Vice President--Variable Assets

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Variable Assets
IDS Cable Corporation                                              Director and President
IDS Cable II Corporation                                           Director and President
IDS Futures Corporation                                            Director and President
IDS Futures III Corporation                                        Director and President
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President-Variable
                                                                     Assets
IDS Life Series Fund, Inc.                                         Director
IDS Life Variable Annuity Funds A&B                                Director
IDS Management Corporation                                         Director and President
IDS Partnership Services Corporation                               Director and President
IDS Realty Corporation                                             Director and President
IDS Life Insurance Company of New York  Box 5144                   Executive Vice President
                                        Albany, NY  12205

James A. Mitchell, Director and Executive Vice President--Marketing and Products

American Enterprise Investment          IDS Tower 10               Director
  Services Inc.                         Minneapolis, MN  55440
American Express Financial Advisors                                Executive Vice President-
                                                                     Marketing and Products
American Express Tax and Business                                  Director
  Services Inc.
AMEX Assurance Co.                                                 Director
IDS Certificate Company                                            Director and Chairman of
                                                                     the Board
IDS Life Insurance Company                                         Director, Chairman of
                                                                     the Board and Chief
                                                                     Executive Officer
IDS Plan Services of California, Inc.                              Director
IDS Property Casualty Insurance Co.                                Director

Pamela J. Moret, Vice President--Corporate Communications

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Corporate Communications
American Express Minnesota Foundation                              Director and President

Barry J. Murphy, Director and Senior Vice President--Client Service

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Client Service
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President-Client
                                                                     Service

Mary Owens Neal, Vice President--Mature Market Segment

American Express Financial Advisors Inc. IDS Tower 10              Vice President-
                                         Minneapolis, MN  55440      Mature Market Segment
PAGE 13
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Robert J. Neis, Vice President--Technology Services

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Technology Services

James R. Palmer, Vice President--Insurance Operations

American Express Financial Advisors     IDS Tower 10               Vice President-Taxes
                                        Minneapolis, MN  55440
IDS Aircraft Services Corp.                                        Vice President
IDS Life Insurance Company                                         Vice President-Taxes

Carla P. Pavone, Vice President--Specialty Service Teams and Emerging Business

American Express Financial Advisors     IDS Tower 10               Vice President-Specialty
                                        Minneapolis, MN  55440       Service Teams and
                                                                     Emerging Business

Susan B. Plimpton, Vice President--Segmentation Development and Support

American Express Financial Advisors     IDS Tower 10               Vice President--
                                        Minneapolis, MN  55440       Segmentation Development
                                                                     and Support

Ronald W. Powell, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
IDS Cable Corporation                                              Vice President and
                                                                     Assistant Secretary
IDS Cable II Corporation                                           Vice President and
                                                                     Assistant Secretary
IDS Management Corporation                                         Vice President and
                                                                     Assistant Secretary
IDS Partnership Services Corporation                               Vice President and
                                                                     Assistant Secretary
IDS Plan Services of California, Inc.                              Vice President and
                                                                     Assistant Secretary
IDS Realty Corporation                                             Vice President and
                                                                     Assistant Secretary

James M. Punch, Vice President--Geographic Service Teams

American Express Financial Advisors     IDS Tower 10               Vice President-Geographic
                                        Minneapolis, MN  55440       Services Teams

Frederick C. Quirsfeld, Vice President--Taxable Mutual Fund Investments

American Express Financial Advisors     IDS Tower 10               Vice President--
                                        Minneapolis, MN  55440       Taxable Mutual Fund
                                                                     Investments
IDS Advisory Group Inc.                                            Vice President

PAGE 14
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

ReBecca K. Roloff, Vice President--1994 Program Director

American Express Financial Advisors     IDS Tower 10               Vice President-1994
                                        Minneapolis, MN  55440       Program Director

Stephen W. Roszell, Vice President--Advisory Institutional Marketing

American Express Financial Advisors     IDS Tower 10               Vice President-Advisory
                                        Minneapolis, MN  55440       Institutional Marketing
IDS Advisory Group Inc.                                            President and Chief
                                                                     Executive Officer
IDS Fund Management Limited                                        Director
IDS International, Inc.                                            Director

Robert A. Rudell, Vice President--American Express Institutional Retirement Services

American Express Financial Advisors     IDS Tower 10               Vice President-American
                                        Minneapolis, MN  55440       Express Institutional
                                                                     Services
American Express Trust Company                                     Director and Chairman of
                                                                     the Board
IDS Sales Support Inc.                                             Director and President

John P. Ryan, Vice President and General Auditor

American Express Financial Advisors     IDS Tower 10               Vice President and General
                                        Minneapolis, MN  55440       Auditor

Erven A. Samsel, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management
American Express Insurance Agency of Nevada Inc.                   Vice President-
                                                                     New England Region
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President-
                                                                     New England Region
IDS Insurance Agency of Arkansas Inc.                              Vice President-
                                                                     New England Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President-
                                                                     New England Region
IDS Insurance Agency of New Mexico Inc.                            Vice President-
                                                                     New England Region
IDS Insurance Agency of North Carolina Inc.                        Vice President-
                                                                     New England Region
IDS Insurance Agency of Ohio Inc.                                  Vice President-
                                                                     New England Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-
                                                                     New England Region

PAGE 15
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Stuart A. Sedlacek, Vice President--Assured Assets

American Centurion Life Assurance Co.                              Director and Chairman
                                                                     and President
American Enterprise Life Insurance Co.  IDS Tower 10               Director and Executive
                                        Minneapolis, MN  55440       Vice President, Assured
                                                                     Assets
American Express Financial Advisors                                Vice President-
                                                                     Assured Assets
American Partners Life Insurance Co.                               Director and President
IDS Certificate Company                                            Director and President
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President, Assured
                                                                     Assets
Investors Syndicate Development Corp.                              Director and Chairman of
                                                                     the Board and President

Donald K. Shanks, Vice President--Property Casualty

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440     Property Casualty
IDS Property Casualty Insurance Co.                                Senior Vice President

F. Dale Simmons, Vice President--Senior Portfolio Manager, Insurance Investments

American Enterprise Life Insurance Co.  IDS Tower 10               Vice President-Real
                                        Minneapolis, MN  55440       Estate Loan Management
American Express Financial Advisors                                Vice President-Senior
                                                                     Portfolio Manager,
                                                                     Insurance Investments
American Partners Life Insurance Co.                               Vice President-Real
                                                                     Estate Loan Management
AMEX Assurance Co.                                                 Vice President
IDS Certificate Company                                            Vice President-Real
                                                                     Estate Loan Management
IDS Life Insurance Company                                         Vice President-Real
                                                                     Estate Loan Management
IDS Partnership Services Corporation                               Vice President
IDS Real Estate Services Inc.                                      Director and Vice President
IDS Realty Corporation                                             Vice President
IDS Life Insurance Company of New York  Box 5144                   Vice President and
                                        Albany, NY  12205            Assistant Treasurer

Judy P. Skoglund, Vice President--Human Resources and Organization Development

American Express Financial Advisors     IDS Tower 10               Vice President-Human
                                        Minneapolis, MN  55440       Resources and
                                                                     Organization Development

Ben C. Smith, Vice President--Workplace Marketing

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Workplace Marketing

PAGE 16
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

William A. Smith, Vice President and Controller--Private Client Group

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Controller-Private
                                                                     Client Group

Bridget Sperl, Vice President--Human Resources Management Services

American Express Financial Advisors     IDS Tower 10               Vice President-Human
                                        Minneapolis, MN  55440       Resources Management
                                                                     Services

William A. Stoltzmann, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
American Partners Life Insurance Co.                               Director, Vice President,
                                                                     General Counsel and
                                                                     Secretary
IDS Life Insurance Company                                         Vice President, General
                                                                     Counsel and Secretary
American Enterprise Life Insurance      P.O. Box 534               Director, Vice President,
  Company                               Minneapolis, MN  55440       General Counsel
                                                                     and Secretary

James J. Strauss, Vice President--Corporate Planning and Analysis

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Corporate Planning and
                                                                     Analysis

Jeffrey J. Stremcha, Vice President--Information Resource Management/ISD

American Express Financial Advisors     IDS Tower 10               Vice President-Information
                                        Minneapolis, MN  55440       Resource Management/ISD

John R. Thomas, Director and Senior Vice President--Information and Technology

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Information and
                                                                     Technology

Melinda S. Urion, Director, Senior Vice President and Chief Financial Officer

American Enterprise Life                IDS Tower 10               Vice President and
  Insurance Company                     Minneapolis, MN  55440       Controller
American Express Financial Advisors                                Senior Vice President and
                                                                     Chief Financial Officer
American Partners Life Insurance Co.                               Director and Vice President
IDS Life Insurance Company                                         Director, Executive Vice
                                                                     President and Controller
IDS Life Series Fund, Inc.                                         Vice President and
                                                                     Controller

PAGE 17
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Wesley W. Wadman, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio Manager
IDS Advisory Group Inc.                                            Executive Vice President
IDS Fund Management Limited                                        Director and Vice Chairman
IDS International, Inc.                                            Senior Vice President

Norman Weaver Jr., Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President--
                                        Minneapolis, MN  55440       Field Management
American Express Insurance Agency of Nevada Inc.                   Vice President-Southeast
                                                                     Region
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President-Pacific
                                                                     Region
IDS Insurance Agency of Arkansas Inc.                              Vice President-Pacific
                                                                     Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President-Pacific
                                                                     Region
IDS Insurance Agency of New Mexico Inc.                            Vice President-Pacific
                                                                     Region
IDS Insurance Agency of North Carolina Inc.                        Vice President-Pacific
                                                                     Region
IDS Insurance Agency of Ohio Inc.                                  Vice President-Pacific
                                                                     Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-Pacific
                                                                     Region

Michael L. Weiner, Vice President--Tax Research and Audit

American Express Financial Advisors     IDS Tower 10               Vice President-Tax Research
                                        Minneapolis, MN  55440       and Audit
IDS Capital Holdings Inc.                                          Vice President
IDS Futures Brokerage Group                                        Vice President
IDS Futures Corporation                                            Vice President, Treasurer
                                                                     and Secretary
IDS Futures III Corporation                                        Vice President, Treasurer
                                                                     and Secretary

James M. Weiss, Vice President and Senior Portfolio Manager

American Express Financial Advisors Inc.                           Vice President and Senior
                                                                     Portfolio Manager
IDS Advisory Group Inc.                                            Executive Vice President

Lawrence J. Welte, Vice President--Investment Administration

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Investment Administration
IDS Securities Corporation                                         Director, Executive Vice
                                                                     President and Chief
                                                                     Operating Officer

PAGE 18
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Jeffry F. Welter, Vice President--Equity and Fixed Income Trading

American Express Financial Advisors     IDS Tower 10               Vice President-Equity
                                        Minneapolis, MN  55440       and Fixed Income Trading

William N. Westhoff, Director, Senior Vice President and Global Chief Investment Officer

American Enterprise Life Insurance      IDS Tower 10               Director
  Company                               Minneapolis, MN  55440
American Express Financial Advisors                                Senior Vice President and
                                                                     Global Chief Investment
                                                                     Officer
IDS Fund Management Limited                                        Director
IDS International, Inc.                                            Director
IDS Partnership Services Corporation                               Director and Vice President
IDS Real Estate Services Inc.                                      Director, Chairman of the
                                                                     Board and President
IDS Realty Corporation                                             Director and Vice President
Investors Syndicate Development Corp.                              Director

Edwin M. Wistrand, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel

Michael R. Woodward, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management
American Express Insurance Agency of Nevada Inc.                   Vice President-
                                                                     North Region
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President-
                                                                     North Region
IDS Insurance Agency of Arkansas Inc.                              Vice President-
                                                                     North Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President-
                                                                     North Region
IDS Insurance Agency of New Mexico Inc.                            Vice President-
                                                                     North Region

IDS Insurance Agency of North Carolina Inc.                        Vice President-
                                                                     North Region
IDS Insurance Agency of Ohio Inc.                                  Vice President-
                                                                     North Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-
                                                                     North Region
IDS Life Insurance Company              Box 5144                   Director
  of New York                           Albany, NY  12205

PAGE 19
Item 29.     Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

      IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc. and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Ronald G. Abrahamson     Vice President-              None
IDS Tower 10             Service Quality and
Minneapolis, MN 55440    Reengineering

Douglas A. Alger         Vice President-Total         None
IDS Tower 10             Compensation
Minneapolis, MN 55440

Peter J. Anderson        Senior Vice President-       Vice
IDS Tower 10             Investments                  President--
Minneapolis, MN 55440                                 Investments

Ward D. Armstrong        Vice President-              None
IDS Tower 10             Sales and Marketing,
Minneapolis, MN  55440   American Express
                         Institutional Retirement
                         Services

Alvan D. Arthur          Group Vice President-        None
Suite 105                Central California/
2710 S. Gateway Oaks Dr. Western Nevada
Sacramento, CA  95833

Joseph M. Barsky III     Vice President-Senior        None
IDS Tower 10             Portfolio Manager
Minneapolis, MN  55440

Robert C. Basten         Vice President-Tax           None
IDS Tower 10             and Business Services
Minneapolis, MN  55440

PAGE 20
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Timothy V. Bechtold      Vice President-Risk          None
IDS Tower 10             Management Products
Minneapolis, MN  55440

John D. Begley           Group Vice President-        None
Suite 100                Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Carl E. Beihl            Vice President-              None
IDS Tower 10             Strategic Technology
Minneapolis, MN 55440    Planning

Jack A. Benjamin         Group Vice President-        None
Suite 200                Greater Pennsylvania
3500 Market Street
Camp Hill, PA  17011

Alan F. Bignall          Vice President-              None
IDS Tower 10             Technology and
Minneapolis, MN 55440    Development

Brent L. Bisson          Group Vice President-        None
Ste 900 E. Westside Twr  Los Angeles Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder           Vice President-              None
IDS Tower 10             Mature Market Group
Minneapolis, MN  55440

Walter K. Booker         Group Vice President-        None
Suite 200                New Jersey
3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon        Group Vice President-        None
Galleria One Suite 1900  Gulf States
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch        Group Vice President-        None
Suite 200                Northwest
West 111 North River Dr
Spokane, WA  99201

Karl J. Breyer           Senior Vice President-       None
IDS Tower 10             Corporate Affairs and
Minneapolis, MN 55440    Special Counsel

PAGE 21
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Harold E. Burke          Vice President               None
IDS Tower 10             and Assistant
Minneapolis, MN 55440    General Counsel

Daniel J. Candura        Vice President-              None
IDS Tower 10             Marketing Support
Minneapolis, MN  55440

Cynthia M. Carlson       Vice President-              None
IDS Tower 10             American Express
Minneapolis, MN  55440   Securities Services

Orison Y. Chaffee III    Vice President-Field         None
IDS Tower 10             Real Estate
Minneapolis, MN 55440

James E. Choat           Senior Vice President-       None
IDS Tower 10             Field Management
Minneapolis, MN  55440

Kenneth J. Ciak          Vice President and           None
IDS Property Casualty    General Manager-
1400 Lombardi Avenue     IDS Property Casualty
Green Bay, WI 54304

Roger C. Corea           Group Vice President-        None
290 Woodcliff Drive      Upstate New York
Fairport, NY  14450

Henry J. Cormier         Group Vice President-        None
Commerce Center One      Connecticut
333 East River Drive
East Hartford, CT  06108

John M. Crawford         Group Vice President-        None
Suite 200                Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe           Group Vice President-        None
Suite 312                Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran           Vice President and           None
IDS Tower 10             Assistant General Counsel
Minneapolis, MN  55440

Alan R. Dakay            Vice President-              None
IDS Tower 10             Institutional Products
Minneapolis, MN 55440    Group
PAGE 22
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Regenia David            Vice President-              None
IDS Tower 10             Systems Services
Minneapolis, MN  55440

Scott M. DiGiammarino    Group Vice President-        None
Suite 500                Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew         Group Vice President-        None
Two Datran Center        Eastern Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

William H. Dudley        Director and Executive       Director
IDS Tower 10             Vice President-
Minneapolis MN 55440     Investment Operations

Roger S. Edgar           Senior Vice President        None
IDS Tower 10             and Technology Advisor
Minneapolis, MN 55440

Gordon L. Eid            Senior Vice President        None
IDS Tower 10             and General Counsel
Minneapolis, MN 55440

Robert M. Elconin        Vice President-              None
IDS Tower 10             Government Relations
Minneapolis, MN  55440

Mark A. Ernst            Vice President-              None
IDS Tower 10             Retail Services
Minneapolis, MN 55440

Joseph Evanovich Jr.     Group Vice President-        None
One Old Mill             Nebraska/Iowa/Dakotas
101 South 108th Avenue
Omaha, NE  68154

Louise P. Evenson        Group Vice President-        None
Suite 200                San Francisco Bay Area
1333 N. California Blvd.
Walnut Creek, CA  94596

Gordon M. Fines          Vice President-              None
IDS Tower 10             Mutual Fund Equity
Minneapolis MN 55440     Investments

PAGE 23
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Douglas L. Forsberg      Group Vice President-        None
Suite 100                Portland/Eugene
7931 N. E. Halsey
Portland, OR  97213

William P. Fritz         Group Vice President-        None
Suite 160                Northern Missouri
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans             Group Vice President-        None
8500 Tower Suite 1770    Twin City Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

Robert G. Gilbert        Vice President-              None
IDS Tower 10             Real Estate
Minneapolis, MN 55440

John J. Golden           Vice President-              None
IDS Tower 10             Field Compensation
Minneapolis, MN  55440   Development

Morris Goodwin Jr.       Vice President and           None
IDS Tower 10             Corporate Treasurer
Minneapolis, MN 55440

Suzanne Graf             Vice President-              None
IDS Tower 10             Systems Services
Minneapolis, MN  55440

Bruce M. Guarino         Group Vice President-        None
Suite 1736               Hawaii
1585 Kapiolani Blvd.
Honolulu, HI  96814

David A. Hammer          Vice President               None
IDS Tower 10             and Marketing
Minneapolis, MN  55440   Controller

Teresa A. Hanratty       Group Vice President-        None
Suites 6&7               Northern New England
169 South River Road
Bedford, NH  03110

John R. Hantz            Group Vice President-        None
Suite 107                Detroit Metro
17177 N. Laurel Park
Livonia, MI  48154

PAGE 24
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Robert L. Harden         Group Vice President-        None
Two Constitution Plaza   Boston Metro
Boston, MA  02129

Lorraine R. Hart         Vice President-              None
IDS Tower 10             Insurance Investments
Minneapolis, MN 55440

Scott A. Hawkinson       Vice President-Assured       None
IDS Tower 10             Assets Product Development
Minneapolis, MN 55440    and Management

Brian M. Heath           Group Vice President-        None
Suite 150                North Texas
801 E. Campbell Road
Richardson, TX  75081

James G. Hirsh           Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN  55440   Counsel

David J. Hockenberry     Group Vice President-        None
30 Burton Hills Blvd.    Eastern Tennessee
Suite 175
Nashville, TN  37215

Kevin P. Howe            Vice President-              None
IDS Tower 10             Government and
Minneapolis, MN  55440   Customer Relations and
                         Chief Compliance Officer

David R. Hubers          Chairman, Chief              Director
IDS Tower 10             Executive Officer and
Minneapolis, MN 55440    President

Marietta L. Johns        Senior Vice President-       None
IDS Tower 10             Field Management
Minneapolis, MN 55440

James E. Kaarre          Vice President-              None
IDS Tower 10             Marketing Information
Minneapolis, MN  55440

Linda B. Keene           Vice President-              None
IDS Tower 10             Market Development
Minneapolis, MN  55440

G. Michael Kennedy       Vice President-Investment    None
IDS Tower 10             Services and Investment
Minneapolis, MN  55440   Research

PAGE 25
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Susan D. Kinder          Senior Vice President-       None
IDS Tower 10             Human Resources
Minneapolis, MN 55440

Richard W. Kling         Senior Vice President-       None
IDS Tower 10             Risk Management Products
Minneapolis, MN  55440

Paul F. Kolkman          Vice President-              None
IDS Tower 10             Actuarial Finance
Minneapolis, MN 55440

Claire Kolmodin          Vice President-              None
IDS Tower 10             Service Quality
Minneapolis, MN  55440

David S. Kreager         Group Vice President-        None
Ste 108 Trestle Bridge V Greater Michigan
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai        Director and Senior          None
IDS Tower 10             Vice President-Field
Minneapolis, MN 55440    Management and Business
                         Systems

Mitre Kutanovski         Group Vice President-        None
Suite 680                Chicago Metro
8585 Broadway
Merrillville, IN  48410

Edward Labenski Jr.      Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Kurt A. Larson           Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN  55440   Manager

Lori J. Larson           Vice President-              None
IDS Tower 10             Variable Assets Product
Minneapolis, MN  55440   Development

Ryan R. Larson           Vice President-              None
IDS Tower 10             IPG Product Development
Minneapolis, MN 55440

Daniel E. Laufenberg     Vice President and           None
IDS Tower 10             Chief U.S. Economist
Minneapolis, MN  55440

PAGE 26
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Richard J. Lazarchic     Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN  55440   Manager

Peter A. Lefferts        Senior Vice President-       None
IDS Tower 10             Corporate Strategy and
Minneapolis, MN  55440   Development

Douglas A. Lennick       Director and Executive       None
IDS Tower 10             Vice President-Private
Minneapolis, MN  55440   Client Group

Mary J. Malevich         Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Fred A. Mandell          Vice President-              None
IDS Tower 10             Field Marketing Readiness
Minneapolis, MN  55440

Daniel E. Martin         Group Vice President-        None
Suite 650                Pittsburgh Metro
5700 Corporate Drive
Pittsburgh, PA  15237

William J. McKinney      Vice President-              None
IDS Tower 10             Field Management
Minneapolis, MN  55440   Support

Thomas W. Medcalf        Vice President-              None
IDS Tower 10             Senior Portfolio Manager
Minneapolis, MN 55440

William C. Melton        Vice President-              None
IDS Tower 10             International Research
Minneapolis, MN 55440    and Chief International
                         Economist

Janis E. Miller          Vice President-              None
IDS Tower 10             Variable Assets
Minneapolis, MN 55440

James A. Mitchell        Executive Vice President-    None
IDS Tower 10             Marketing and Products
Minneapolis, MN 55440

John P. Moraites         Group Vice President-        None
Union Plaza Suite 900    Kansas/Oklahoma
3030 Northwest Expressway
Oklahoma City, OK  73112

PAGE 27
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Pamela J. Moret          Vice President-              None
IDS Tower 10             Corporate Communications
Minneapolis, MN 55440

Alan D. Morgenstern      Group Vice President-        None
Suite 200                At Large
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy          Senior Vice President-       None
IDS Tower 10             Client Service
Minneapolis, MN  55440

Mary Owens Neal          Vice President-              None
IDS Tower 10             Mature Market Segment
Minneapolis, MN  55440

Robert J. Neis           Vice President-              None
IDS Tower 10             Technology Services
Minneapolis, MN 55440

Ronald E. Newton         Group Vice President-        None
319 Southbridge St.      Rhode Island/Central
Auburn, MA  01501        Massachusetts

Thomas V. Nicolosi       Group Vice President-        None
Suite 220                New York Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

James R. Palmer          Vice President-              None
IDS Tower 10             Taxes
Minneapolis, MN 55440

Carla P. Pavone          Vice President-              None
IDS Tower 10             Specialty Service Teams
Minneapolis, MN  55440   and Emerging Business

Susan B. Plimpton        Vice President-              None
IDS Tower 10             Segmentation Development
Minneapolis, MN 55440    and Support

Larry M. Post            Group Vice President-        None
One Tower Bridge         Philadelphia Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell         Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

PAGE 28
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

James M. Punch           Vice President-              None
IDS Tower 10             Geographical Service
Minneapolis, MN 55440    Teams

Frederick C. Quirsfeld   Vice President-Taxable       None
IDS Tower 10             Mutual Fund Investments
Minneapolis, MN 55440

R. Daniel Richardson     Group Vice President-        None
Suite 800                Southern Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

Roger B. Rogos           Group Vice President-        None
One Sarasota Tower       Western Florida
Suite 700
Two N. Tamiami Trail
Sarasota, FL  34236

ReBecca K. Roloff        Vice President-1994          None
IDS Tower 10             Program Director
Minneapolis, MN  55440

Stephen W. Roszell       Vice President-              None
IDS Tower 10             Advisory Institutional
Minneapolis, MN  55440   Marketing

Max G. Roth              Group Vice President-        None
Suite 201 S IDS Ctr      Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Robert A. Rudell         Vice President-              None
IDS Tower 10             American Express
Minneapolis, MN 55440    Institutional Retirement
                         Services

John P. Ryan             Vice President and           None
IDS Tower 10             General Auditor
Minneapolis, MN 55440

Erven Samsel             Senior Vice President-       None
45 Braintree Hill Park   Field Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano      Group Vice President-        None
Suite 201                Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

PAGE 29
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

William G. Scholz        Group Vice President-        None
Suite 205                Arizona/Las Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek       Vice President-              None
IDS Tower 10             Assured Assets
Minneapolis, MN  55440

Donald K. Shanks         Vice President-              None
IDS Tower 10             Property Casualty
Minneapolis, MN  55440

F. Dale Simmons          Vice President-Senior        None
IDS Tower 10             Portfolio Manager,
Minneapolis, MN 55440    Insurance Investments

Judy P. Skoglund         Vice President-              None
IDS Tower 10             Human Resources and
Minneapolis, MN  55440   Organization Development

Julian W. Sloter         Group Vice President-        None
Ste 1700 Orlando FinCtr  Orlando/Jacksonville
800 North Magnolia Ave.
Orlando, FL  32803

Ben C. Smith             Vice President-              None
IDS Tower 10             Workplace Marketing
Minneapolis, MN  55440

William A. Smith         Vice President and           None
IDS Tower 10             Controller-Private
Minneapolis, MN 55440    Client Group

James B. Solberg         Group Vice President-        None
466 Westdale Mall        Eastern Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl            Vice President-              None
IDS Tower 10             Human Resources
Minneapolis, MN 55440    Management Services

Paul J. Stanislaw        Group Vice President-        None
Suite 1100               Southern California
Two Park Plaza
Irvine, CA  92714

Lois A. Stilwell         Group Vice President-        None
Suite 433                Outstate Minnesota Area/
9900 East Bren Road      North Dakota/Western Wisconsin
Minnetonka, MN  55343

PAGE 30
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

William A. Stoltzmann    Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

James J. Strauss         Vice President-              None
IDS Tower 10             Corporate Planning
Minneapolis, MN 55440    and Analysis

Jeffrey J. Stremcha      Vice President-Information   None
IDS Tower 10             Resource Management/ISD
Minneapolis, MN  55440

Neil G. Taylor           Group Vice President-        None
Suite 425                Seattle/Tacoma
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas           Senior Vice President-       Director
IDS Tower 10             Information and
Minneapolis, MN 55440    Technology

Melinda S. Urion         Senior Vice President        Treasurer
IDS Tower 10             and Chief Financial
Minneapolis, MN 55440    Officer

Peter S. Velardi         Group Vice President-        None
Suite 180                Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer  Group Vice President-        None
Suite 100                Denver/Salt Lake City/
Stanford Plaza II        Albuquerque
7979 East Tufts Ave Pkwy
Denver, CO  80237

Wesley W. Wadman         Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Norman Weaver Jr.        Senior Vice President-       None
1010 Main St Suite 2B    Field Management
Huntington Beach, CA  92648

Michael L. Weiner        Vice President-              None
IDS Tower 10             Tax Research and Audit
Minneapolis, MN 55440

James M. Weiss           Vice President-Senior        None
IDS Tower 10             Portfolio Manager
Minneapolis, MN  55440

PAGE 31
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Lawrence J. Welte        Vice President-              None
IDS Tower 10             Investment Administration
Minneapolis, MN  55440

Jeffry M. Welter         Vice President-              None
IDS Tower 10             Equity and Fixed Income
Minneapolis, MN  55440   Trading

William N. Westhoff      Senior Vice President and    None
IDS Tower 10             Global Chief Investment
Minneapolis, MN  55440   Officer

Thomas L. White          Group Vice President-        None
Suite 200                Cleveland Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams         Group Vice President-        None
Suite 250                Virginia
3951 Westerre Parkway
Richmond, VA  23233

Edwin M. Wistrand        Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

Michael R. Woodward      Senior Vice President-       None
32 Ellicott St Ste 100   Field Management
Batavia, NY  14020

Item 29(c). Not applicable.

Item 30.    Location of Accounts and Records

            American Express Financial Corporation
            IDS Tower 10
            Minneapolis, MN  55440

Item 31.    Management Services:  Not Applicable.

Item 32.    Undertakings

            (a) Not Applicable.
            (b) Not Applicable.
            (c) The Registrant undertakes to furnish each person to
                whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

PAGE 63
                                        SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Tax-Free Money Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 14th day of February, 1996.


IDS TAX-FREE MONEY FUND, INC.




By ___________________________________
       Melinda S. Urion, Treasurer


By /s/ William R. Pearce**
       William R. Pearce, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of February, 1995.

Signatures                             Capacity

/s/   William R. Pearce**              President, Principal
      William R. Pearce                Executive Officer and
                                       Director

/s/   Lynne V. Cheney*
      Lynne V. Cheney                  Director


/s/   William H. Dudley*               Director
      William H. Dudley


/s/   Robert F. Froehlke*              Director
      Robert F. Froehlke


/s/   David R. Hubers*                 Director
      David R. Hubers


/s/   Heinz F. Hutter*                 Director
      Heinz F. Hutter


/s/   Anne P. Jones*                   Director
      Anne P. Jones
PAGE 64
Signatures                             Capacity


/s/   Donald M. Kendall*               Director
      Donald M. Kendall


/s/   Melvin R. Laird*                 Director
      Melvin R. Laird


/s/   Lewis W. Lehr*                   Director
      Lewis W. Lehr


/s/   Edson W. Spencer*                Director
      Edson W. Spencer


/s/   John R. Thomas*                  Director
      John R. Thomas


/s/   Wheelock Whitney*                Director
      Wheelock Whitney


/s/   C. Angus Wurtele*
      C. Angus Wurtele                 Director


* Signed pursuant to Officers' Power of Attorney dated November 1, 1995, filed electronically herewith, by:



_______________________________
Leslie L. Ogg

** Signed pursuant to Directors' Power of Attorney dated November
10, 1994 filed as Exhibit 18(a) to Post-Effective Amendment No. 26 to Registration Statement No. 2-66868 by:



_______________________________
Leslie L. Ogg

PAGE 65
CONTENTS OF THIS
POST-EFFECTIVE AMENDMENT NO. 28
TO REGISTRATION STATEMENT NO. 2-66868

This post-effective amendment comprises the following papers and documents:

The facing sheet.

The cross reference sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

Part C.

     Other Information.

The signatures.

Exhibits.